UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015



[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2015

 ==============================================================

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR INVESTORS
TO FOCUS LESS ON WHAT'S HAPPENING DAY-TO-DAY IN     [PHOTO OF BROOKS ENGLEHARDT]
THE FINANCIAL MARKETS AND MORE ON THEIR OWN
FINANCIAL WELL-BEING."

--------------------------------------------------------------------------------

MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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   it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

    Portfolio of Investments                                                  18

    Notes to Portfolio of Investments                                         49

    Financial Statements                                                      55

    Notes to Financial Statements                                             58

EXPENSE EXAMPLE                                                               75

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202376-0315

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

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FUND OBJECTIVE

THE USAA INCOME FUND (THE FUND) SEEKS MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

USAA Asset Management Company
    R. MATTHEW FREUND, CFA
    JULIANNE BASS, CFA
    BRIAN W. SMITH, CFA, CPA

--------------------------------------------------------------------------------

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    When the six-month reporting period began, longer-term interest rates trended down. They edged up during September 2014 on speculation that an improving U.S. economy would lead the Federal Reserve (the Fed) to raise short-term interest rates sooner than expected. In early October, rates fell on a slide in oil prices as well as fears regarding the Ebola outbreak. The U.S. equity market also declined, with the S&P 500(R) Index dropping almost 100 points during the month. On October 29, 2014, the Fed ended its quantitative easing (QE) bond-buying program. Almost immediately, the Bank of Japan announced an even larger QE program.

    During November 2014, after the Fed suggested it would wait a "considerable time" before raising short-term interest rates, stocks rebounded and longer-term interest rates rose. Rates took a new turn downward in early December on a further drop in oil prices, eurozone economic weakness, slowing growth in China, and concerns about Russia. During January 2015, longer-term rates continued to fall, with volatility increasing mid-month after Switzerland's central bank announced it would cease its currency peg to the euro, causing the Swiss franc to appreciate significantly versus the euro and driving the yield on Swiss government bonds into negative territory. Also in January, the Fed said it believed the U.S. economy was on more solid footing, but it did not withdraw earlier statements that it would be "patient" about raising short-term interest rates. Meanwhile, the European Central Bank said it

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2  | USAA INCOME FUND

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                          o 10-YEAR U.S. TREASURY YIELDS o

                     [CHART OF 10-YEAR U.S. TREASURY YIELDS]

                                                                YIELD IN PERCENT
 7/31/2014                                                             2.559
  8/1/2014                                                             2.493
  8/4/2014                                                             2.483
  8/5/2014                                                             2.485
  8/6/2014                                                             2.472
  8/7/2014                                                             2.412
  8/8/2014                                                             2.421
 8/11/2014                                                             2.428
 8/12/2014                                                              2.45
 8/13/2014                                                             2.418
 8/14/2014                                                             2.402
 8/15/2014                                                             2.341
 8/18/2014                                                             2.394
 8/19/2014                                                             2.401
 8/20/2014                                                             2.427
 8/21/2014                                                             2.408
 8/22/2014                                                             2.403
 8/25/2014                                                             2.383
 8/26/2014                                                             2.397
 8/27/2014                                                             2.358
 8/28/2014                                                             2.337
 8/29/2014                                                             2.344
  9/1/2014                                                             2.344
  9/2/2014                                                             2.422
  9/3/2014                                                             2.397
  9/4/2014                                                             2.451
  9/5/2014                                                              2.46
  9/8/2014                                                             2.472
  9/9/2014                                                             2.504
 9/10/2014                                                             2.542
 9/11/2014                                                             2.551
 9/12/2014                                                             2.611
 9/15/2014                                                              2.59
 9/16/2014                                                             2.593
 9/17/2014                                                             2.621
 9/18/2014                                                             2.615
 9/19/2014                                                             2.575
 9/22/2014                                                             2.565
 9/23/2014                                                             2.528
 9/24/2014                                                             2.565
 9/25/2014                                                             2.503
 9/26/2014                                                             2.529
 9/29/2014                                                             2.478
 9/30/2014                                                              2.49
 10/1/2014                                                             2.386
 10/2/2014                                                             2.426
 10/3/2014                                                             2.435
 10/6/2014                                                             2.421
 10/7/2014                                                              2.34
 10/8/2014                                                             2.322
 10/9/2014                                                             2.314
10/10/2014                                                             2.281
10/13/2014                                                             2.281
10/14/2014                                                             2.198
10/15/2014                                                             2.137
10/16/2014                                                             2.157
10/17/2014                                                             2.194
10/20/2014                                                             2.192
10/21/2014                                                             2.223
10/22/2014                                                             2.217
10/23/2014                                                             2.272
10/24/2014                                                             2.269
10/27/2014                                                             2.261
10/28/2014                                                             2.297
10/29/2014                                                             2.318
10/30/2014                                                             2.306
10/31/2014                                                             2.336
 11/3/2014                                                             2.343
 11/4/2014                                                             2.334
 11/5/2014                                                             2.343
 11/6/2014                                                             2.387
 11/7/2014                                                             2.298
11/10/2014                                                             2.361
11/11/2014                                                             2.361
11/12/2014                                                             2.372
11/13/2014                                                             2.341
11/14/2014                                                             2.321
11/17/2014                                                             2.341
11/18/2014                                                             2.316
11/19/2014                                                              2.36
11/20/2014                                                             2.338
11/21/2014                                                             2.311
11/24/2014                                                             2.307
11/25/2014                                                             2.258
11/26/2014                                                             2.246
11/27/2014                                                             2.246
11/28/2014                                                             2.165
 12/1/2014                                                             2.236
 12/2/2014                                                             2.293
 12/3/2014                                                             2.281
 12/4/2014                                                             2.235
 12/5/2014                                                             2.307
 12/8/2014                                                             2.258
 12/9/2014                                                             2.214
12/10/2014                                                             2.165
12/11/2014                                                             2.163
12/12/2014                                                             2.083
12/15/2014                                                             2.119
12/16/2014                                                              2.06
12/17/2014                                                             2.137
12/18/2014                                                             2.208
12/19/2014                                                             2.163
12/22/2014                                                             2.159
12/23/2014                                                             2.262
12/24/2014                                                             2.264
12/25/2014                                                             2.264
12/26/2014                                                             2.251
12/29/2014                                                             2.203
12/30/2014                                                             2.188
12/31/2014                                                             2.172
  1/1/2015                                                             2.172
  1/2/2015                                                             2.111
  1/5/2015                                                             2.033
  1/6/2015                                                             1.941
  1/7/2015                                                             1.969
  1/8/2015                                                             2.019
  1/9/2015                                                             1.946
 1/12/2015                                                             1.908
 1/13/2015                                                             1.901
 1/14/2015                                                             1.856
 1/15/2015                                                             1.716
 1/16/2015                                                             1.838
 1/19/2015                                                             1.838
 1/20/2015                                                             1.789
 1/21/2015                                                             1.873
 1/22/2015                                                             1.864
 1/23/2015                                                             1.798
 1/26/2015                                                             1.825
 1/27/2015                                                             1.824
 1/28/2015                                                             1.722
 1/29/2015                                                             1.752
 1/30/2015                                                             1.642

                                 [END CHART]

       Source: Bloomberg Finance L.P.

    would expand its own QE program by increasing the amount and types of bonds it can purchase.

    At the end of the reporting period, market participants seemed to believe that the Fed might raise interest rates late during the fourth quarter of 2015. However, we believe that the Fed is likely to keep rates lower for a longer period of time as inflation remains muted and unemployment levels have improved despite the global economic slowdown. We consider it unlikely that the Fed will act solely out of a desire to normalize interest rates.

    The U.S. Treasury yield curve flattened during the reporting period, with longer-term maturities falling more than shorter-term maturities. The 10-year U.S. Treasury yield, which had started the period at 2.56%, fell 92 basis points to end the period at 1.64%. The 30-year U.S. Treasury yield fell 109 basis points, while three-year and five-year U.S. Treasury yields fell by 26 basis points and 60 basis points, respectively. The flattening yield curve was likely attributable to eurozone economic weakness, slowing growth in China, a decline in oil prices, and a stronger U.S. dollar, which

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    collectively dampened inflationary expectations. Meanwhile, the U.S. stock market generated a modest gain for the reporting period overall.

    Yield spreads widened across the credit spectrum, with single A, BBB, and high-yield spreads widening 28 basis points, 53 basis points, and 122 basis points, respectively. Spreads (yield differentials versus U.S. Treasury securities of comparable maturity) are generally considered an indication of risk: the wider the spread, the greater the credit risk. Altogether, yields on investment-grade corporate bonds fell slightly, while yields on high-yield bonds rose.

o   HOW DID THE USAA INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares had total returns of 3.07%, 3.04%, and 2.97%, respectively. This compares to returns of 4.36% for the Barclays U.S. Aggregate Bond Index (the Index) and 6.23% for the Lipper A Rated Bond Funds Index. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 3.63%, 3.71%, and 3.42%, respectively, compared to 2.76% for the Lipper Corporate Debt Funds A Rated Average.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    In keeping with our investment process, we continued to seek relative values across the fixed-income market, selecting bonds one at a time for

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

4  | USAA INCOME FUND

================================================================================

    the portfolio. We relied on our team of credit analysts to help us evaluate each potential investment individually, rather than on the basis of thematic trends. In choosing investments, we sought to maintain a high-quality portfolio, with a focus on securities A-rated or better. During the reporting period, we took advantage of attractive opportunities to lengthen the Fund's duration by purchasing high-quality, longer-maturity securities.

    As always, we endeavored to maximize income--the portfolio's long-term income distribution, not its price appreciation, generally contributes the majority of its total return--while maintaining an acceptable level of price volatility. We believed the Fund should be adequately compensated for any risk taken.

    The Fund was hurt during the reporting period by its shorter duration relative to the Index and the Lipper A Rated Bond Funds Index. Longer-duration bonds were the best-performing securities in both indices. (Duration is a measure of a portfolio's sensitivity to interest rates.) In addition, the portfolio's investments in high-yield bonds dampened performance. The Fund benefited from its equity holdings, particularly within the utilities sector, and its holdings of municipal bonds.

    Throughout the reporting period, our credit analysts continue to monitor every holding in the portfolio. We remain committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

    Thank you for your continued investment in the Fund.

    Standard & Poor's 500 Index and S&P are registered trademarks. The S&P 500 Index is an unmanaged index of 500 stocks. The S&P 500 focuses on the large cap segment of the market, covering 75% of the U.S. equities market. S&P 500 is a trademark of the McGraw-Hill Companies, Inc. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
    o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USAIX)

--------------------------------------------------------------------------------
                                    1/31/15                     7/31/14
--------------------------------------------------------------------------------
Net Assets                        $3.3 Billion                $2.9 Billion
Net Asset Value Per Share            $13.42                      $13.28

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
    7/31/14 - 1/31/15*         1 YEAR          5 YEARS           10 YEARS
         3.07%                  6.23%           5.50%             5.41%

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                      5 YEARS                           10 YEARS
    5.89%                        5.50%                              5.29%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD** AS OF 1/31/15          EXPENSE RATIO AS OF 7/31/14***
--------------------------------------------------------------------------------
               2.60%                                     0.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA INCOME FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED JANUARY 31, 2015

--------------------------------------------------------------------------------
                TOTAL RETURN     =     DIVIDEND RETURN       +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS          5.41%          =         4.63%             +          0.78%
5 YEARS           5.50%          =         4.02%             +          1.48%
1 YEAR            6.23%          =         3.75%             +          2.48%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2006 - JANUARY 31, 2015

       [CHART OF TOTAL RETURN DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

               TOTAL RETURN                DIVIDEND RETURN            CHANGE IN SHARE PRICE
1/31/2006        2.23%                          4.72%                        -2.49%
1/31/2007        4.23%                          4.89%                        -0.66%
1/31/2008        6.75%                          5.26%                         1.49%
1/31/2009       -6.65%                          4.94%                       -11.59%
1/31/2010       22.04%                          6.53%                        15.51%
1/31/2011        6.56%                          4.56%                         2.00%
1/31/2012        7.64%                          4.11%                         3.53%
1/31/2013        5.87%                          3.72%                         2.15%
1/31/2014        1.34%                          3.98%                        -2.64%
1/31/2015        6.23%                          3.75%                         2.48%

                              [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

               o 12-MONTH DIVIDEND YIELD COMPARISON o

            [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                   USAA INCOME FUND       LIPPER CORPORATE DEBT FUNDS
                       SHARES                  A RATED AVERAGE
1/31/2006                4.79                       4.12
1/31/2007                4.79                       4.38
1/31/2008                4.98                       4.59
1/31/2009                5.80                       5.46
1/31/2010                5.16                       4.34
1/31/2011                4.37                       3.82
1/31/2012                3.83                       3.36
1/31/2013                3.55                       2.83
1/31/2014                3.96                       3.21
1/31/2015                3.63                       2.76

                         [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 1/31/06 to 1/31/15.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

8  | USAA INCOME FUND

================================================================================

                            o CUMULATIVE PERFORMANCE COMPARISON o

                         [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      USAA INCOME FUND           LIPPER A RATED             BARCLAYS U.S.
                           SHARES               BOND FUNDS INDEX        AGGREGATE BOND INDEX
 1/31/2005                $10,000.00                $10,000.00               $10,000.00
 2/28/2005                  9,957.37                  9,960.39                 9,940.97
 3/31/2005                  9,921.27                  9,900.13                 9,889.91
 4/30/2005                 10,059.60                 10,031.65                10,023.76
 5/31/2005                 10,156.38                 10,146.81                10,132.21
 6/30/2005                 10,203.69                 10,205.59                10,187.46
 7/31/2005                 10,119.38                 10,112.75                10,094.71
 8/31/2005                 10,263.36                 10,249.22                10,224.12
 9/30/2005                 10,170.93                 10,127.60                10,118.80
10/31/2005                 10,096.48                 10,033.99                10,038.72
11/30/2005                 10,134.52                 10,084.76                10,083.12
12/31/2005                 10,227.15                 10,182.57                10,178.99
 1/31/2006                 10,222.95                 10,176.98                10,179.56
 2/28/2006                 10,260.07                 10,214.65                10,213.35
 3/31/2006                 10,167.14                 10,098.88                10,113.13
 4/30/2006                 10,121.48                 10,058.36                10,094.80
 5/31/2006                 10,121.37                 10,053.76                10,084.03
 6/30/2006                 10,142.14                 10,060.74                10,105.40
 7/31/2006                 10,271.00                 10,193.70                10,242.05
 8/31/2006                 10,425.34                 10,356.10                10,398.84
 9/30/2006                 10,521.34                 10,447.37                10,490.18
10/31/2006                 10,597.96                 10,522.44                10,559.57
11/30/2006                 10,710.59                 10,649.80                10,682.08
12/31/2006                 10,652.89                 10,579.33                10,620.08
 1/31/2007                 10,655.69                 10,574.44                10,615.73
 2/28/2007                 10,828.00                 10,752.43                10,779.42
 3/31/2007                 10,817.34                 10,730.04                10,779.75
 4/30/2007                 10,852.17                 10,786.47                10,837.88
 5/31/2007                 10,753.92                 10,702.10                10,755.74
 6/30/2007                 10,710.92                 10,652.63                10,723.92
 7/31/2007                 10,793.86                 10,710.74                10,813.38
 8/31/2007                 10,912.52                 10,792.85                10,945.91
 9/30/2007                 10,982.65                 10,879.71                11,028.95
10/31/2007                 11,067.36                 10,960.89                11,128.02
11/30/2007                 11,212.41                 11,087.90                11,328.14
12/31/2007                 11,188.66                 11,060.87                11,359.96
 1/31/2008                 11,374.60                 11,201.81                11,550.78
 2/29/2008                 11,364.91                 11,171.13                11,566.82
 3/31/2008                 11,376.34                 11,116.16                11,606.28
 4/30/2008                 11,391.63                 11,157.25                11,582.03
 5/31/2008                 11,362.43                 11,083.42                11,497.10
 6/30/2008                 11,319.97                 11,044.59                11,487.80
 7/31/2008                 11,265.99                 10,958.12                11,478.43
 8/31/2008                 11,344.66                 10,989.04                11,587.37
 9/30/2008                 11,023.64                 10,620.15                11,431.73
10/31/2008                 10,416.66                 10,060.43                11,161.89
11/30/2008                 10,412.96                 10,165.36                11,525.21
12/31/2008                 10,624.69                 10,541.46                11,955.21
 1/31/2009                 10,618.50                 10,512.49                11,849.72
 2/28/2009                 10,602.36                 10,388.05                11,805.00
 3/31/2009                 10,767.03                 10,511.62                11,969.10
 4/30/2009                 11,015.89                 10,721.15                12,026.33
 5/31/2009                 11,449.54                 11,008.91                12,113.56
 6/30/2009                 11,659.92                 11,201.86                12,182.46
 7/31/2009                 11,984.45                 11,539.63                12,378.96
 8/31/2009                 12,271.58                 11,679.61                12,507.13
 9/30/2009                 12,499.10                 11,967.97                12,638.52
10/31/2009                 12,612.62                 12,065.01                12,700.92
11/30/2009                 12,781.46                 12,207.63                12,865.35
12/31/2009                 12,722.02                 12,093.81                12,664.25
 1/31/2010                 12,958.62                 12,292.63                12,857.71
 2/28/2010                 13,015.26                 12,328.19                12,905.72
 3/31/2010                 13,058.29                 12,374.70                12,889.85
 4/30/2010                 13,231.22                 12,554.53                13,024.03
 5/31/2010                 13,234.57                 12,555.24                13,133.63
 6/30/2010                 13,387.35                 12,763.04                13,339.58
 7/31/2010                 13,542.95                 12,927.69                13,481.90
 8/31/2010                 13,759.50                 13,155.41                13,655.38
 9/30/2010                 13,853.37                 13,195.57                13,669.93
10/31/2010                 13,939.26                 13,219.90                13,718.61
11/30/2010                 13,879.79                 13,134.53                13,639.76
12/31/2010                 13,759.17                 13,036.29                13,492.67
 1/31/2011                 13,808.25                 13,050.71                13,508.38
 2/28/2011                 13,873.50                 13,141.44                13,542.17
 3/31/2011                 13,914.11                 13,146.21                13,549.65
 4/30/2011                 14,079.82                 13,338.01                13,721.65
 5/31/2011                 14,234.28                 13,503.41                13,900.71
 6/30/2011                 14,201.90                 13,406.59                13,860.02
 7/31/2011                 14,402.16                 13,641.00                14,079.95
 8/31/2011                 14,494.38                 13,717.04                14,285.66
 9/30/2011                 14,485.98                 13,788.29                14,389.58
10/31/2011                 14,576.04                 13,905.63                14,405.04
11/30/2011                 14,547.48                 13,792.58                14,392.54
12/31/2011                 14,704.32                 13,982.30                14,550.72
 1/31/2012                 14,863.25                 14,202.57                14,678.49
 2/29/2012                 14,920.84                 14,261.21                14,675.12
 3/31/2012                 14,908.63                 14,166.65                14,594.71
 4/30/2012                 15,064.67                 14,345.02                14,756.51
 5/31/2012                 15,161.58                 14,489.96                14,890.03
 6/30/2012                 15,183.42                 14,516.60                14,895.87
 7/31/2012                 15,388.27                 14,840.24                15,101.33
 8/31/2012                 15,457.92                 14,874.28                15,111.20
 9/30/2012                 15,559.30                 14,906.82                15,132.00
10/31/2012                 15,675.21                 15,011.07                15,161.76
11/30/2012                 15,744.91                 15,033.65                15,185.69
12/31/2012                 15,733.95                 15,000.94                15,164.06
 1/31/2013                 15,735.40                 14,905.55                15,058.00
 2/28/2013                 15,850.04                 15,008.67                15,133.48
 3/31/2013                 15,896.04                 15,021.83                15,145.57
 4/30/2013                 16,093.68                 15,291.47                15,298.82
 5/31/2013                 15,862.59                 14,908.98                15,025.86
 6/30/2013                 15,516.53                 14,496.28                14,793.43
 7/31/2013                 15,587.77                 14,545.47                14,813.66
 8/31/2013                 15,490.99                 14,420.16                14,737.93
 9/30/2013                 15,622.15                 14,543.51                14,877.46
10/31/2013                 15,790.48                 14,754.55                14,997.74
11/30/2013                 15,773.95                 14,694.25                14,941.59
12/31/2013                 15,705.79                 14,634.89                14,857.15
 1/31/2014                 15,945.52                 14,988.43                15,076.67
 2/28/2014                 16,065.51                 15,144.85                15,156.83
 3/31/2014                 16,076.60                 15,183.67                15,131.01
 4/30/2014                 16,236.51                 15,361.29                15,258.70
 5/31/2014                 16,418.33                 15,577.78                15,432.42
 6/30/2014                 16,471.20                 15,621.23                15,440.40
 7/31/2014                 16,434.61                 15,611.62                15,401.67
 8/31/2014                 16,591.25                 15,856.93                15,571.70
 9/30/2014                 16,473.31                 15,656.03                15,465.97
10/31/2014                 16,595.23                 15,828.71                15,617.99
11/30/2014                 16,662.06                 15,967.34                15,728.79
12/31/2014                 16,630.74                 16,038.46                15,743.53
 1/31/2015                 16,938.41                 16,584.10                16,073.63

                                   [END CHART]

           Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly into an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIINX)

--------------------------------------------------------------------------------
                                        1/31/15                   7/31/14
--------------------------------------------------------------------------------
Net Assets                            $2.2 Billion             $2.1 Billion
Net Asset Value Per Share                $13.41                    $13.28

--------------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
  7/31/14 - 1/31/15*      1 YEAR         5 YEARS      SINCE INCEPTION 8/01/08
       3.04%               6.32%          5.65%              6.63%

--------------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
  1 YEAR                       5 YEARS             SINCE INCEPTION 8/01/08
  5.96%                         5.68%                        6.42%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 1/31/15            EXPENSE RATIO AS OF 7/31/14***
--------------------------------------------------------------------------------
             2.66%                                        0.48%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

10  | USAA INCOME FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                         USAA INCOME FUND         LIPPER CORPORATE DEBT FUNDS
                       INSTITUTIONAL SHARES             A RATED AVERAGE
1/31/2010                      5.40                          4.34
1/31/2011                      4.60                          3.82
1/31/2012                      4.00                          3.36
1/31/2013                      3.68                          2.83
1/31/2014                      4.09                          3.21
1/31/2015                      3.71                          2.76

                               [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 1/31/10 to 1/31/15.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA INCOME FUND         LIPPER A RATED         BARCLAYS U.S.
                INSTITUTIONAL SHARES     BOND FUNDS INDEX    AGGREGATE BOND INDEX
 7/31/2008            $10,000.00           $10,000.00           $10,000.00
 8/31/2008             10,055.01            10,028.22            10,094.91
 9/30/2008              9,773.05             9,691.59             9,959.32
10/31/2008              9,237.79             9,180.80             9,724.23
11/30/2008              9,236.65             9,276.55            10,040.76
12/31/2008              9,427.63             9,619.78            10,415.37
 1/31/2009              9,415.64             9,593.33            10,323.47
 2/28/2009              9,411.92             9,479.78            10,284.50
 3/31/2009              9,560.51             9,592.54            10,427.47
 4/30/2009              9,783.97             9,783.75            10,477.33
 5/31/2009             10,171.39            10,046.35            10,553.32
 6/30/2009             10,360.57            10,222.43            10,613.35
 7/31/2009             10,652.16            10,530.67            10,784.54
 8/31/2009             10,900.47            10,658.41            10,896.20
 9/30/2009             11,105.20            10,921.56            11,010.66
10/31/2009             11,217.48            11,010.12            11,065.03
11/30/2009             11,370.44            11,140.26            11,208.28
12/31/2009             11,309.79            11,036.39            11,033.08
 1/31/2010             11,531.30            11,217.83            11,201.62
 2/28/2010             11,574.58            11,250.28            11,243.45
 3/31/2010             11,624.81            11,292.72            11,229.63
 4/30/2010             11,781.04            11,456.84            11,346.52
 5/31/2010             11,786.08            11,457.48            11,442.00
 6/30/2010             11,915.28            11,647.11            11,621.43
 7/31/2010             12,065.96            11,797.36            11,745.42
 8/31/2010             12,261.25            12,005.17            11,896.55
 9/30/2010             12,347.04            12,041.82            11,909.23
10/31/2010             12,425.80            12,064.03            11,951.63
11/30/2010             12,365.74            11,986.12            11,882.94
12/31/2010             12,261.04            11,896.47            11,754.80
 1/31/2011             12,316.56            11,909.62            11,768.48
 2/28/2011             12,377.14            11,992.42            11,797.92
 3/31/2011             12,406.22            11,996.78            11,804.44
 4/30/2011             12,556.24            12,171.81            11,954.28
 5/31/2011             12,705.90            12,322.75            12,110.29
 6/30/2011             12,669.48            12,234.39            12,074.83
 7/31/2011             12,850.45            12,448.30            12,266.44
 8/31/2011             12,945.08            12,517.70            12,445.65
 9/30/2011             12,938.91            12,582.71            12,536.18
10/31/2011             13,010.56            12,689.80            12,549.65
11/30/2011             12,996.48            12,586.63            12,538.76
12/31/2011             13,128.02            12,759.76            12,676.57
 1/31/2012             13,281.25            12,960.77            12,787.88
 2/29/2012             13,334.15            13,014.29            12,784.95
 3/31/2012             13,314.58            12,927.99            12,714.90
 4/30/2012             13,455.34            13,090.77            12,855.86
 5/31/2012             13,543.31            13,223.03            12,972.18
 6/30/2012             13,574.18            13,247.35            12,977.27
 7/31/2012             13,747.80            13,542.69            13,156.26
 8/31/2012             13,810.98            13,573.75            13,164.86
 9/30/2012             13,902.20            13,603.45            13,182.98
10/31/2012             14,009.00            13,698.58            13,208.91
11/30/2012             14,072.75            13,719.19            13,229.75
12/31/2012             14,075.26            13,689.34            13,210.92
 1/31/2013             14,067.78            13,602.29            13,118.52
 2/28/2013             14,171.56            13,696.39            13,184.27
 3/31/2013             14,224.22            13,708.41            13,194.80
 4/30/2013             14,391.52            13,954.47            13,328.31
 5/31/2013             14,196.33            13,605.42            13,090.51
 6/30/2013             13,877.48            13,228.80            12,888.02
 7/31/2013             13,943.43            13,273.70            12,905.64
 8/31/2013             13,858.26            13,159.34            12,839.67
 9/30/2013             13,977.33            13,271.90            12,961.22
10/31/2013             14,130.02            13,464.49            13,066.01
11/30/2013             14,116.77            13,409.46            13,017.09
12/31/2013             14,068.49            13,355.30            12,943.53
 1/31/2014             14,273.39            13,677.92            13,134.78
 2/28/2014             14,382.12            13,820.67            13,204.61
 3/31/2014             14,393.06            13,856.09            13,182.12
 4/30/2014             14,537.52            14,018.19            13,293.36
 5/31/2014             14,701.37            14,215.75            13,444.71
 6/30/2014             14,749.47            14,255.40            13,451.66
 7/31/2014             14,728.51            14,246.63            13,417.92
 8/31/2014             14,867.63            14,470.49            13,566.04
 9/30/2014             14,762.80            14,287.16            13,473.93
10/31/2014             14,862.00            14,444.74            13,606.37
11/30/2014             14,933.76            14,571.25            13,702.90
12/31/2014             14,907.37            14,636.15            13,715.75
 1/31/2015             15,175.82            15,134.08            14,003.33

                             [END CHART]

           Data from 7/31/08 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Lipper A Rated Bond Funds Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

12  | USAA INCOME FUND

================================================================================

USAA INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UINCX)

--------------------------------------------------------------------------------
                                     1/31/15                       7/31/14
--------------------------------------------------------------------------------
Net Assets                        $155.2 Million                $42.5 Million
Net Asset Value Per Share             $13.39                        $13.25

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
  7/31/14 - 1/31/15*             1 YEAR              SINCE INCEPTION 8/01/10
        2.97%                     6.01%                      4.81%

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
       1 YEAR                                     SINCE INCEPTION 8/01/10
        5.60%                                            4.47%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 1/31/15           EXPENSE RATIO AS OF 7/31/14***
--------------------------------------------------------------------------------
             2.20%                                    0.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Adviser Shares' expense limitation was 0.90% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                        o 12-MONTH DIVIDEND YIELD COMPARISON o

                    [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA INCOME FUND        LIPPER CORPORATE DEBT FUNDS
                            ADVISER SHARES                A RATED AVERAGE
1/31/2012                         3.58                         3.36
1/31/2013                         3.26                         2.83
1/31/2014                         3.69                         3.21
1/31/2015                         3.42                         2.76

                             [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 1/31/12 to 1/31/15.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

14  | USAA INCOME FUND

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LIPPER A RATED        USAA INCOME FUND        BARCLAYS U.S.
                   BOND FUNDS INDEX        ADVISER SHARES     AGGREGATE BOND INDEX
 7/31/2010            $10,000.00            $10,000.00            $10,000.00
 8/31/2010             10,176.15             10,162.09             10,128.67
 9/30/2010             10,207.22             10,236.32             10,139.47
10/31/2010             10,226.04             10,297.51             10,175.57
11/30/2010             10,160.00             10,243.44             10,117.09
12/31/2010             10,084.01             10,151.81             10,007.99
 1/31/2011             10,095.16             10,186.50             10,019.64
 2/28/2011             10,165.34             10,232.86             10,044.70
 3/31/2011             10,169.04             10,260.68             10,050.25
 4/30/2011             10,317.40             10,373.18             10,177.83
 5/31/2011             10,445.34             10,493.60             10,310.65
 6/30/2011             10,370.45             10,459.46             10,280.46
 7/31/2011             10,551.77             10,605.46             10,443.59
 8/31/2011             10,610.59             10,678.79             10,596.17
 9/30/2011             10,665.70             10,670.09             10,673.26
10/31/2011             10,756.47             10,725.79             10,684.72
11/30/2011             10,669.02             10,710.40             10,675.45
12/31/2011             10,815.78             10,814.83             10,792.78
 1/31/2012             10,986.16             10,938.11             10,887.55
 2/29/2012             11,031.53             10,978.09             10,885.05
 3/31/2012             10,958.38             10,958.31             10,825.41
 4/30/2012             11,096.35             11,070.64             10,945.43
 5/31/2012             11,208.47             11,139.03             11,044.46
 6/30/2012             11,229.08             11,160.94             11,048.79
 7/31/2012             11,479.42             11,300.09             11,201.19
 8/31/2012             11,505.75             11,348.41             11,208.51
 9/30/2012             11,530.92             11,419.79             11,223.94
10/31/2012             11,611.57             11,502.01             11,246.01
11/30/2012             11,629.03             11,550.18             11,263.76
12/31/2012             11,603.73             11,539.02             11,247.72
 1/31/2013             11,529.94             11,537.85             11,169.05
 2/28/2013             11,609.71             11,619.18             11,225.04
 3/31/2013             11,619.89             11,649.96             11,234.00
 4/30/2013             11,828.47             11,791.82             11,347.67
 5/31/2013             11,532.59             11,618.75             11,145.21
 6/30/2013             11,213.36             11,362.36             10,972.81
 7/31/2013             11,251.41             11,412.37             10,987.81
 8/31/2013             11,154.47             11,339.19             10,931.64
 9/30/2013             11,249.89             11,433.14             11,035.13
10/31/2013             11,413.14             11,553.80             11,124.35
11/30/2013             11,366.49             11,539.62             11,082.70
12/31/2013             11,320.58             11,486.42             11,020.07
 1/31/2014             11,594.05             11,650.77             11,182.90
 2/28/2014             11,715.05             11,745.73             11,242.36
 3/31/2014             11,745.08             11,751.25             11,223.21
 4/30/2014             11,882.48             11,857.24             11,317.91
 5/31/2014             12,049.94             11,988.67             11,446.77
 6/30/2014             12,083.55             12,025.10             11,452.69
 7/31/2014             12,076.11             11,995.29             11,423.96
 8/31/2014             12,265.87             12,108.43             11,550.08
 9/30/2014             12,110.47             12,020.91             11,471.65
10/31/2014             12,244.04             12,108.33             11,584.41
11/30/2014             12,351.27             12,155.37             11,666.59
12/31/2014             12,406.29             12,129.25             11,677.53
 1/31/2015             12,828.36             12,350.95             11,922.38

                                  [END CHART]

           Data from 7/31/10 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Lipper A Rated Bond Funds Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                          o PORTFOLIO RATINGS MIX - 1/31/15 o

                         [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        22.1%
AA                                                                         17.2%
A                                                                          26.8%
BBB                                                                        25.5%
BELOW INVESTMENT-GRADE                                                      7.5%
UNRATED                                                                     0.9%

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide a third-party analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-48.

================================================================================

16  | USAA INCOME FUND

================================================================================

                          o TOP 10 HOLDINGS* - 1/31/15 o
                                (% of Net Assets)

                                                   COUPON RATE %       % OF NET ASSETS
                                                  --------------------------------------
    U.S. Treasury Notes                               3.63%                  1.7%
    U.S. Treasury Inflation-Indexed
      Notes                                           2.38%                  1.2%
    U.S. Treasury Notes                               3.50%                  1.1%
    U.S. Treasury Notes                               2.63%                  1.0%
    U.S. Treasury Bonds                               3.00%                  0.8%
    U.S. Treasury Bonds                               2.75%                  0.8%
    U.S. Treasury Bonds                               3.88%                  0.7%
    Electricite De France S.A.                        5.25%                  0.6%
    U.S. Treasury Bonds                               4.25%                  0.5%
    State Street Capital Trust IV                     1.24%                  0.5%

*Excludes money market instruments.

                               o PORTFOLIO MIX - 1/31/15 o

                               [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS ................................................     42.6%
EURODOLLAR AND YANKEE OBLIGATIONS ....................................     14.1%
U.S. TREASURY SECURITIES .............................................     10.5%
COMMERCIAL MORTGAGE SECURITIES .......................................      8.5%
MONEY MARKET INSTRUMENTS .............................................      7.4%
MUNICIPAL BONDS ......................................................      6.0%
ASSET-BACKED SECURITIES ..............................................      3.5%
U.S. GOVERNMENT AGENCY ISSUES ........................................      2.6%
PREFERRED STOCKS .....................................................      1.9%
COMMON STOCKS ........................................................      1.6%
FOREIGN GOVERNMENT OBLIGATIONS .......................................      0.5%

                                 [END CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                       COUPON                       VALUE
(000)         SECURITY                                        RATE      MATURITY          (000)
-----------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (42.6%)

              CONSUMER DISCRETIONARY (2.0%)
              -----------------------------
              APPAREL RETAIL (0.2%)
$    10,000   L Brands, Inc.                                 5.63%      2/15/2022     $  10,900
                                                                                      ---------
              CABLE & SATELLITE (0.6%)
     10,000   NBCUniversal Enterprise, Inc.(a)               1.97       4/15/2019        10,141
     10,000   NBCUniversal Media, LLC                        5.15       4/30/2020        11,577
     10,000   Time Warner Cable, Inc.                        6.75       7/01/2018        11,576
                                                                                      ---------
                                                                                         33,294
                                                                                      ---------
              CASINOS & GAMING (0.1%)
      3,000   International Game Technology                  7.50       6/15/2019         3,212
      5,000   Marina District Finance Co., Inc.              9.88       8/15/2018         5,256
                                                                                      ---------
                                                                                          8,468
                                                                                      ---------
              CATALOG RETAIL (0.1%)
      4,000   QVC, Inc.                                      3.13       4/01/2019         4,055
                                                                                      ---------
              EDUCATION SERVICES (0.2%)
      6,080   Princeton Theological Seminary                 4.11       7/01/2023         6,792
      5,000   Univ. of Notre Dame                            3.44       2/15/2045         5,233
                                                                                      ---------
                                                                                         12,025
                                                                                      ---------
              HOME FURNISHINGS (0.1%)
      4,581   Serta Simmons Holdings, LLC(b)                 4.25      10/01/2019         4,551
      3,405   Tempur Sealy International, Inc.(b)            3.50       3/18/2020         3,362
                                                                                      ---------
                                                                                          7,913
                                                                                      ---------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      5,000   Hyatt Hotels Corp.                             3.38       7/15/2023         5,134
                                                                                      ---------
              MOVIES & ENTERTAINMENT (0.1%)
      1,105   Metropolitan Opera Assoc., Inc.                1.79      10/01/2017         1,127
      2,235   Metropolitan Opera Assoc., Inc.                2.14      10/01/2018         2,282
      2,285   Metropolitan Opera Assoc., Inc.                2.39      10/01/2019         2,369
                                                                                      ---------
                                                                                          5,778
                                                                                      ---------
              RESTAURANTS (0.3%)
     15,035   ARAMARK Services, Inc.(b)                      3.25       9/07/2019        14,873
      5,000   Restaurant Brands International, Inc.(b)       4.50      12/12/2021         5,011
                                                                                      ---------
                                                                                         19,884
                                                                                      ---------

================================================================================

18  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                     COUPON                         VALUE
(000)         SECURITY                                      RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.2%)
$     8,575   Harbor Freight Tools USA, Inc.(b)              4.75%      7/26/2019     $   8,580
                                                                                      ---------
              Total Consumer Discretionary                                              116,031
                                                                                      ---------
              CONSUMER STAPLES (2.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      4,000   Bunge Ltd. Finance Co.                         8.50       6/15/2019         4,975
                                                                                      ---------
              DRUG RETAIL (0.5%)
      7,710   CVS Pass-Through Trust                         6.04      12/10/2028         9,249
      4,454   CVS Pass-Through Trust(a)                      7.51       1/10/2032         5,868
      4,636   CVS Pass-Through Trust(a)                      5.93       1/10/2034         5,639
     10,000   Walgreens Boots Alliance, Inc.                 3.80      11/18/2024        10,596
                                                                                      ---------
                                                                                         31,352
                                                                                      ---------
              FOOD RETAIL (0.1%)
      4,000   Albertson's Holdings, LLC(b)                   5.00       8/25/2019         3,983
                                                                                      ---------
              HOUSEHOLD PRODUCTS (0.2%)
     10,000   SC Johnson & Son, Inc.(a)                      4.35       9/30/2044        11,444
                                                                                      ---------
              HYPERMARKETS & SUPER CENTERS (0.4%)
     20,000   Costco Wholesale Corp.                         1.70      12/15/2019        20,059
                                                                                      ---------
              PACKAGED FOODS & MEAT (0.5%)
      2,621   H.J. Heinz Co.(b)                              3.50       6/05/2020         2,620
      5,500   H.J. Heinz Co.(a)                              4.88       2/15/2025         5,528
     10,000   J.M. Smucker Co.                               3.50      10/15/2021        10,735
     10,000   Kraft Foods Group, Inc.                        3.50       6/06/2022        10,499
                                                                                      ---------
                                                                                         29,382
                                                                                      ---------
              PERSONAL PRODUCTS (0.0%)
      1,799   Prestige Brands, Inc.(b)                       4.13       1/31/2019         1,800
                                                                                      ---------
              SOFT DRINKS (0.2%)
      5,000   PepsiCo, Inc.                                  7.90      11/01/2018         6,133
      5,000   PepsiCo, Inc.                                  4.25      10/22/2044         5,469
                                                                                      ---------
                                                                                         11,602
                                                                                      ---------
              TOBACCO (0.1%)
      5,000   Lorillard Tobacco Co.                          2.30       8/21/2017         5,063
                                                                                      ---------
              Total Consumer Staples                                                    119,660
                                                                                      ---------
              ENERGY (6.5%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
      5,000   Peabody Energy Corp.                           6.00      11/15/2018         4,037

================================================================================

                                                 PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                      COUPON                        VALUE
(000)         SECURITY                                       RATE       MATURITY          (000)
-----------------------------------------------------------------------------------------------
$     4,000   Peabody Energy Corp.                           6.50%      9/15/2020     $   3,080
                                                                                      ---------
                                                                                          7,117
                                                                                      ---------
              INTEGRATED OIL & GAS (0.3%)
     10,000   ConocoPhillips Co.                             4.15      11/15/2034        10,912
      5,000   Hess Corp.                                     8.13       2/15/2019         5,973
                                                                                      ---------
                                                                                         16,885
                                                                                      ---------
              OIL & GAS DRILLING (0.5%)
      3,000   Nabors Industries, Inc.                        9.25       1/15/2019         3,433
      7,000   Nabors Industries, Inc.                        4.63       9/15/2021         6,504
     10,000   Noble Holding International Ltd.               4.90       8/01/2020         9,117
      5,000   Rowan Companies, Inc.                          7.88       8/01/2019         5,613
      5,000   Rowan Companies, Inc.                          4.88       6/01/2022         4,818
                                                                                      ---------
                                                                                         29,485
                                                                                      ---------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
      5,000   Baker Hughes, Inc.                             7.50      11/15/2018         6,023
      5,000   Weatherford Bermuda                            9.63       3/01/2019         5,335
      5,000   Weatherford Bermuda                            4.50       4/15/2022         4,188
                                                                                      ---------
                                                                                         15,546
                                                                                      ---------
              OIL & GAS EXPLORATION & PRODUCTION (1.3%)
      5,000   Anadarko Petroleum Corp.                       5.95       9/15/2016         5,349
      2,000   California Resources Corp.(a)                  5.00       1/15/2020         1,735
      5,000   Chesapeake Energy Corp.                        3.50(c)    4/15/2019         4,862
     10,000   Chesapeake Energy Corp.                        6.13       2/15/2021        10,600
      5,000   Denbury Resources, Inc.                        4.63       7/15/2023         4,288
      4,000   EQT Corp.                                      8.13       6/01/2019         4,842
      3,000   Newfield Exploration Co.                       5.75       1/30/2022         2,978
      6,730   Newfield Exploration Co.                       5.63       7/01/2024         6,680
      5,000   Noble Energy, Inc.                             8.25       3/01/2019         6,052
      5,000   QEP Resources, Inc.                            6.88       3/01/2021         5,175
      2,000   Sabine Oil & Gas Corp.                         7.25       6/15/2019           565
      5,000   Samson Investment Co.(b)                       5.00       9/25/2018         3,139
     10,000   Southwestern Energy Co.                        4.05       1/23/2020        10,155
      5,000   WPX Energy, Inc.                               5.25       1/15/2017         5,062
                                                                                      ---------
                                                                                         71,482
                                                                                      ---------
              OIL & GAS REFINING & MARKETING (0.5%)
     10,000   Marathon Petroleum Corp.                       4.75       9/15/2044         9,858
     10,000   Phillips 66                                    4.65      11/15/2034        10,909
      5,000   Valero Energy Corp.(d)                         9.38       3/15/2019         6,280
                                                                                      ---------
                                                                                         27,047
                                                                                      ---------

================================================================================

20  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                      COUPON                        VALUE
(000)         SECURITY                                       RATE      MATURITY           (000)
-----------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (3.5%)
$    15,000   Boardwalk Pipelines, LP                        4.95%     12/15/2024     $  15,351
     10,000   Buckeye Partners LP                            5.60      10/15/2044        10,322
     10,000   Buckeye Partners, LP                           2.65      11/15/2018        10,008
     15,000   DCP Midstream, LLC(a)                          5.85       5/21/2043        13,875
      4,000   Enbridge Energy Partners, LP                   8.05      10/01/2077         4,390
      3,000   Energy Transfer Partners, LP                   9.00       4/15/2019         3,697
      7,000   Energy Transfer Partners, LP                   5.20       2/01/2022         7,694
     20,010   Energy Transfer Partners, LP                   3.25(c)   11/01/2066        17,809
     10,000   Enterprise Products Operating, LLC(d)          6.30       9/15/2017        11,180
      5,000   Enterprise Products Operating, LLC             3.90       2/15/2024         5,288
      5,000   Enterprise Products Operating, LLC             7.03       1/15/2068         5,454
      5,000   NGPL PipeCo, LLC(a)                            7.12      12/15/2017         4,876
     10,000   NuStar Logistics, LP                           8.15       4/15/2018        11,318
      5,000   ONEOK Partners, LP                             8.63       3/01/2019         5,983
      5,000   Plains All American Pipeline, LP               6.50       5/01/2018         5,707
      3,000   Plains All American Pipeline, LP               8.75       5/01/2019         3,777
      5,000   Questar Pipeline Co.                           5.83       2/01/2018         5,590
      7,000   Regency Energy Partners                        4.50      11/01/2023         7,105
     10,000   Sabine Pass LNG, LP                            7.50      11/30/2016        10,575
      4,000   Targa Resources Partners, LP(a)                5.00       1/15/2018         4,089
      1,000   Targa Resources Partners, LP(a)                4.13      11/15/2019           980
     10,000   TC PipeLines, LP                               4.65       6/15/2021        10,591
     10,000   Western Gas Partners, LP                       5.38       6/01/2021        11,173
     15,000   Williams Companies, Inc.                       4.55       6/24/2024        13,950
                                                                                      ---------
                                                                                        200,782
                                                                                      ---------
              Total Energy                                                              368,344
                                                                                      ---------
              FINANCIALS (15.9%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
     10,000   Ares Capital Corp.                             4.88      11/30/2018        10,501
      5,000   Bank of New York Mellon                        2.40       1/17/2017         5,145
     10,000   Bank of New York Mellon                        1.30       1/25/2018         9,999
     10,000   Prospect Capital Corp.                         5.00       7/15/2019        10,345
     32,450   State Street Capital Trust IV                  1.24(c)    6/01/2077        26,775
                                                                                      ---------
                                                                                         62,765
                                                                                      ---------
              CONSUMER FINANCE (0.6%)
      3,000   Ally Financial, Inc.                           4.63       6/26/2015         3,026
      5,000   Capital One Bank USA, N.A.                     3.38       2/15/2023         5,095
      5,000   Capital One Financial Corp.                    4.75       7/15/2021         5,650
     10,000   Capital One Financial Corp.                    3.75       4/24/2024        10,543
     10,000   Citizens Bank N.A.                             2.45      12/04/2019        10,189
                                                                                      ---------
                                                                                         34,503
                                                                                      ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                      COUPON                        VALUE
(000)         SECURITY                                       RATE      MATURITY           (000)
-----------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (1.2%)
$     6,000   Bank of America Corp.                          8.00%              -(n)  $   6,453
      9,000   Bank of America Corp.                          4.00       4/01/2024         9,705
     10,000   Bank of America Corp.                          4.20       8/26/2024        10,396
      5,000   Bank of America, N.A.                          6.10       6/15/2017         5,512
     10,000   Citigroup, Inc.                                4.45       1/10/2017        10,594
      7,000   HSBC USA, Inc.                                 2.38       2/13/2015         7,004
      3,000   JPMorgan Chase & Co.                           7.90               -(n)      3,239
      5,000   JPMorgan Chase Capital XXI                     1.18(c)    1/15/2087         4,075
     15,000   USB Realty Corp.(a)                            1.40(c)            -(n)     13,748
                                                                                      ---------
                                                                                         70,726
                                                                                      ---------
              INVESTMENT BANKING & BROKERAGE (0.2%)
     10,000   Morgan Stanley                                 4.88      11/01/2022        10,886
                                                                                      ---------
              LIFE & HEALTH INSURANCE (1.8%)
     10,000   Forethought Financial Group(a)                 8.63       4/15/2021        11,921
     10,000   Lincoln National Corp.                         4.20       3/15/2022        10,904
      8,000   Lincoln National Corp.                         7.00       5/17/2066         8,000
     10,000   MetLife, Inc.                                  4.13       8/13/2042        10,693
      4,000   Ohio National Financial Services, Inc.(a)      6.38       4/30/2020         4,716
      5,000   Ohio National Financial Services, Inc.(a)      6.63       5/01/2031         6,491
     10,000   Primerica, Inc.                                4.75       7/15/2022        11,263
     10,000   Prudential Financial, Inc.                     5.63       6/15/2043        10,450
     17,050   StanCorp Financial Group, Inc.                 5.00       8/15/2022        18,844
      6,625   StanCorp Financial Group, Inc.                 6.90       6/01/2067         6,874
      5,000   TIAA Asset Management Finance Co., LLC(a)      4.13      11/01/2024         5,369
                                                                                      ---------
                                                                                        105,525
                                                                                      ---------
              MULTI-LINE INSURANCE (1.4%)
     10,000   American International Group, Inc.             3.88       1/15/2035        10,287
     17,500   Genworth Holdings, Inc.                        6.15      11/15/2066        11,025
     16,000   Glen Meadow Pass-Through Trust(a)              6.51       2/12/2067        15,700
      5,000   HCC Insurance Holdings, Inc.                   6.30      11/15/2019         5,888
     10,000   Loews Corp.                                    2.63       5/15/2023         9,795
     10,000   MassMutual Global Funding II(a)                3.60       4/09/2024        10,817
     14,505   Nationwide Mutual Insurance Co.(a)             2.53(c)   12/15/2024        14,536
                                                                                      ---------
                                                                                         78,048
                                                                                      ---------
              MULTI-SECTOR HOLDINGS (0.3%)
     10,000   Berkshire Hathaway Finance Corp.               1.30       5/15/2018        10,041
      5,000   Lubrizol Corp.                                 8.88       2/01/2019         6,333
                                                                                      ---------
                                                                                         16,374
                                                                                      ---------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
      5,000   General Electric Capital Corp.                 6.25               -(n)      5,535
      9,000   General Electric Capital Corp.                 6.38      11/15/2067         9,775

================================================================================

22  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                      COUPON                        VALUE
(000)         SECURITY                                       RATE      MATURITY           (000)
-----------------------------------------------------------------------------------------------
$    15,000   General Electric Capital Corp./LJ VP
              Holdings, LLC(a)                               3.80%      6/18/2019     $  16,121
      5,000   Icahn Enterprises, LP                          3.50       3/15/2017         4,987
      2,610   JPMorgan Chase Bank N.A.                       6.00      10/01/2017         2,904
                                                                                      ---------
                                                                                         39,322
                                                                                      ---------
              PROPERTY & CASUALTY INSURANCE (2.1%)
     15,000   ACE INA Holdings, Inc.                         3.35       5/15/2024        15,903
      5,000   Allstate Corp.                                 5.75       8/15/2053         5,325
      2,000   Allstate Corp.                                 6.13       5/15/2067         2,118
     10,000   AmTrust Financial Services, Inc.               6.13       8/15/2023        10,926
      1,000   Assured Guaranty U.S. Holdings, Inc.           6.40      12/15/2066           880
     20,050   Chubb Corp.                                    6.38       3/29/2067        21,604
     10,000   Ironshore Holdings, Inc.(a)                    8.50       5/15/2020        12,034
     19,300   Oil Insurance Ltd.(a)                          3.24(c)            -(n)     17,486
     10,000   ProAssurance Corp.                             5.30      11/15/2023        11,290
     14,538   Progressive Corp.                              6.70       6/15/2067        15,701
      5,000   Travelers Companies, Inc.                      6.25       3/15/2067         5,377
                                                                                      ---------
                                                                                        118,644
                                                                                      ---------
              REGIONAL BANKS (2.2%)
      5,000   AmSouth Bancorp.                               6.75      11/01/2025         6,131
     15,000   Citizens Financial Group, Inc.(a)              4.15       9/28/2022        15,835
     10,000   Cullen/Frost Capital Trust II                  1.78(c)    3/01/2034         8,789
      5,000   Fifth Third Bancorp                            2.30       3/01/2019         5,083
      3,500   First Maryland Capital Trust I                 1.25(c)    1/15/2027         3,119
     10,000   First Niagara Financial Group, Inc.            7.25      12/15/2021        11,437
     10,000   First Republic Bank                            2.38       6/17/2019        10,217
     10,000   FirstMerit Bank N.A.                           4.27      11/25/2026        10,635
     10,000   FirstMerit Corp.                               4.35       2/04/2023        10,665
     10,000   MUFG Union Bank, N.A.                          2.25       5/06/2019        10,145
      7,000   PNC Bank N.A.                                  4.20      11/01/2025         7,731
      3,000   PNC Financial Services                         2.85      11/09/2022         3,064
      6,021   Susquehanna Bancshares, Inc.                   5.38       8/15/2022         6,846
     10,000   TCF National Bank                              6.25       6/08/2022        11,174
      5,000   Webster Financial Corp.                        4.38       2/15/2024         5,199
                                                                                      ---------
                                                                                        126,070
                                                                                      ---------
              REINSURANCE (0.2%)
     10,000   Alterra Finance, LLC                           6.25       9/30/2020        11,852
                                                                                      ---------
              REITs - DIVERSIFIED (0.3%)
      5,000   Liberty Property, LP                           6.63      10/01/2017         5,620
     10,000   Washington REIT                                3.95      10/15/2022        10,356
                                                                                      ---------
                                                                                         15,976
                                                                                      ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                      COUPON                        VALUE
(000)         SECURITY                                       RATE      MATURITY           (000)
-----------------------------------------------------------------------------------------------
              REITs - HEALTH CARE (0.5%)
$     5,000   Aviv Healthcare Properties, LP                 7.75%      2/15/2019     $   5,224
     10,000   Health Care REIT, Inc.                         6.13       4/15/2020        11,750
     10,000   Ventas Realty, LP                              4.00       4/30/2019        10,748
                                                                                      ---------
                                                                                         27,722
                                                                                      ---------
              REITs - INDUSTRIAL (0.1%)
      5,000   ProLogis, LP                                   7.38      10/30/2019         6,143
                                                                                      ---------
              REITs - OFFICE (1.3%)
      5,000   Alexandria Real Estate Equities, Inc.          4.60       4/01/2022         5,482
     10,000   ARC Properties Operating Partnership,
               LP/Clark Acquisition, LLC                     3.00       2/06/2019         9,572
      5,000   BioMed Realty, LP                              3.85       4/15/2016         5,158
      5,000   BioMed Realty, LP                              6.13       4/15/2020         5,826
      8,034   Boston Properties, LP                          3.70      11/15/2018         8,602
     10,000   Boston Properties, LP                          5.88      10/15/2019        11,755
     10,000   Boston Properties, LP                          3.85       2/01/2023        10,723
     10,000   Columbia Property Trust Operating
                Partnership, LP                              5.88       4/01/2018        10,640
      5,000   Equity Commonwealth                            5.75      11/01/2015         5,056
      3,000   Mack-Cali Realty, LP                           7.75       8/15/2019         3,587
                                                                                      ---------
                                                                                         76,401
                                                                                      ---------
              REITs - RESIDENTIAL (0.2%)
      5,000   AvalonBay Communities, Inc.                    3.63      10/01/2020         5,313
      7,000   UDR, Inc.                                      4.63       1/10/2022         7,755
                                                                                      ---------
                                                                                         13,068
                                                                                      ---------
              REITs - RETAIL (0.8%)
      3,000   Federal Realty Investment Trust                5.90       4/01/2020         3,537
      7,000   Federal Realty Investment Trust                3.00       8/01/2022         7,220
     10,000   Federal Realty Investment Trust                2.75       6/01/2023        10,033
      5,000   National Retail Properties, Inc.               6.88      10/15/2017         5,648
      5,000   Realty Income Corp.                            4.13      10/15/2026         5,344
      2,000   Regency Centers, LP                            6.00       6/15/2020         2,343
     10,000   Simon Property Group, LP                       4.13      12/01/2021        11,139
                                                                                      ---------
                                                                                         45,264
                                                                                      ---------
              REITs - SPECIALIZED (0.3%)
     10,000   Crown Castle International Corp.               5.25       1/15/2023        10,300
      4,000   EPR Properties                                 7.75       7/15/2020         4,907
                                                                                      ---------
                                                                                         15,207
                                                                                      ---------
              SPECIALIZED FINANCE (0.2%)
     10,000   National Rural Utilities Cooperative
                Finance Corp.                                4.75       4/30/2043         9,955
                                                                                      ---------

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24  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                      COUPON                        VALUE
(000)         SECURITY                                       RATE      MATURITY           (000)
-----------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.4%)
$     5,000   Chittenden Corp.                               0.92%(c)   2/14/2017     $   4,971
     17,685   People's United Financial, Inc.                3.65      12/06/2022        18,393
                                                                                      ---------
                                                                                         23,364
                                                                                      ---------
              Total Financials                                                          907,815
                                                                                      ---------
              HEALTH CARE (1.9%)
              ------------------
              HEALTH CARE EQUIPMENT (0.4%)
     10,000   Covidien International Finance S.A.            2.95       6/15/2023        10,243
     10,000   Medtronic, Inc.(a)                             4.38       3/15/2035        11,132
                                                                                      ---------
                                                                                         21,375
                                                                                      ---------
              HEALTH CARE FACILITIES (0.4%)
      5,000   HCA, Inc.                                      5.00       3/15/2024         5,362
     15,000   HCA, Inc.                                      5.25       4/15/2025        16,369
                                                                                      ---------
                                                                                         21,731
                                                                                      ---------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
     10,065   Thermo Fisher Scientific                       3.60       8/15/2021        10,690
                                                                                      ---------
              PHARMACEUTICALS (0.9%)
     15,000   Abbvie, Inc.                                   1.75      11/06/2017        15,127
     10,000   Genentech, Inc.                                4.75       7/15/2015        10,197
     20,000   Mallinckrodt International Finance S.A.        4.75       4/15/2023        19,050
      8,528   Valeant Pharmaceuticals International,
                Inc.(b)                                      3.50       2/13/2019         8,482
                                                                                      ---------
                                                                                         52,856
                                                                                      ---------
              Total Health Care                                                         106,652
                                                                                      ---------
              INDUSTRIALS (4.8%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
     10,000   Raytheon Co.                                   4.20      12/15/2044        11,316
                                                                                      ---------
              AIR FREIGHT & LOGISTICS (0.2%)
     10,000   FedEx Corp.                                    3.90       2/01/2035        10,438
                                                                                      ---------
              AIRLINES (1.7%)
      1,295   America West Airlines, Inc. Pass-Through
                Trust                                        6.87       7/02/2018         1,353
      4,484   American Airlines, Inc. Pass-Through Trust     7.38      11/23/2017         4,618
     10,000   American Airlines, Inc. Pass-Through Trust     3.70       4/01/2028        10,075
      3,574   Continental Airlines, Inc. Pass-Through Trust  9.00       1/08/2018         3,904
        897   Continental Airlines, Inc. Pass-Through Trust  7.88       1/02/2020           947
      2,718   Continental Airlines, Inc. Pass-Through Trust  5.50       4/29/2022         2,813
      9,262   Continental Airlines, Inc. Pass-Through Trust  4.15      10/11/2025         9,678
      4,734   Continental Airlines, Inc. Pass-Through Trust  4.00       4/29/2026         4,923
     16,949   Hawaiian Airlines, Inc. Pass-Through Trust     3.90       1/15/2026        16,992
      5,000   United Airlines, Inc. Pass-Through Trust       4.30       2/15/2027         5,175

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                      COUPON                        VALUE
(000)         SECURITY                                       RATE      MATURITY           (000)
-----------------------------------------------------------------------------------------------
$    20,000   United Airlines, Inc. Pass-Through Trust       3.75%      3/03/2028     $  20,000
      3,870   US Airways Group, Inc. Pass-Through Trust      6.25      10/22/2024         4,344
      9,709   US Airways Group, Inc. Pass-Through Trust      3.95       5/15/2027        10,073
                                                                                      ---------
                                                                                         94,895
                                                                                      ---------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
     10,000   Caterpillar Financial Services, Corp.          1.25      11/06/2017        10,061
     13,500   CNH Industrial Capital, LLC                    3.88      11/01/2015        13,618
      6,500   CNH Industrial Capital, LLC(a)                 3.38       7/15/2019         6,273
      5,013   Terex Corp.(b)                                 3.50       8/13/2021         4,986
                                                                                      ---------
                                                                                         34,938
                                                                                      ---------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     15,000   Eaton Corp.                                    2.75      11/02/2022        15,295
                                                                                      ---------
              INDUSTRIAL CONGLOMERATES (0.2%)
     10,000   Danaher Corp.(d)                               5.63       1/15/2018        11,248
                                                                                      ---------
              INDUSTRIAL MACHINERY (0.2%)
      5,000   Hillenbrand, Inc.                              5.50       7/15/2020         5,503
      1,500   Ingersoll-Rand Co.                             9.00       8/15/2021         1,975
      1,500   SPX Corp.                                      6.88       9/01/2017         1,645
      5,000   Stanley Black & Decker, Inc.                   5.75      12/15/2053         5,447
                                                                                      ---------
                                                                                         14,570
                                                                                      ---------
              RAILROADS (0.7%)
      8,000   Burlington Northern Santa Fe, LLC              3.75       4/01/2024         8,678
      5,000   TTX Co.(a)                                     4.15       1/15/2024         5,494
     10,000   TTX Co.(a)                                     3.60       1/15/2025        10,641
      5,000   Union Pacific Corp.                            7.88       1/15/2019         6,144
     10,000   Union Pacific Corp.                            3.38       2/01/2035        10,266
                                                                                      ---------
                                                                                         41,223
                                                                                      ---------
              TRADING COMPANIES & DISTRIBUTORS (0.5%)
     10,000   ILFC E-Capital Trust I(a)                      4.37(c)   12/21/2065         9,362
      5,000   International Lease Finance Corp.(a)           7.13       9/01/2018         5,644
     10,000   United Rentals North America, Inc.             5.75       7/15/2018        10,375
      4,000   United Rentals North America, Inc.             6.13       6/15/2023         4,175
                                                                                      ---------
                                                                                         29,556
                                                                                      ---------
              TRUCKING (0.2%)
      5,000   J.B. Hunt Transport Services, Inc.             3.85       3/15/2024         5,428
      5,000   Penske Truck Leasing Co., LP/PTL
                Finance Corp.(a)                             3.38       3/15/2018         5,223
                                                                                      ---------
                                                                                         10,651
                                                                                      ---------
              Total Industrials                                                         274,130
                                                                                      ---------

================================================================================

26  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                            COUPON                      VALUE
(000)         SECURITY                                             RATE      MATURITY         (000)
---------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.1%)
$     5,000   Cisco Systems, Inc.                                   2.90%    3/04/2021    $   5,256
      5,000   Harris Corp.                                          5.95    12/01/2017        5,601
                                                                                          ---------
                                                                                             10,857
                                                                                          ---------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      5,000   FLIR Systems, Inc.                                    3.75     9/01/2016        5,168
                                                                                          ---------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
      4,238   Activision Blizzard, Inc.(b)                          3.25    10/12/2020        4,239
                                                                                          ---------
              IT CONSULTING & OTHER SERVICES (0.1%)
      5,000   IBM Corp.                                             7.63    10/15/2018        6,093
                                                                                          ---------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.1%)
      4,938   Dell International, LLC(b)                            4.50     4/29/2020        4,948
                                                                                          ---------
              Total Information Technology                                                   31,305
                                                                                          ---------
              MATERIALS (2.3%)
              ----------------
              ALUMINUM (0.3%)
     15,000   Alcoa, Inc.                                           5.13    10/01/2024       16,405
                                                                                          ---------
              CONSTRUCTION MATERIALS (0.2%)
     10,000   CRH America, Inc.                                     6.00     9/30/2016       10,747
                                                                                          ---------
              DIVERSIFIED CHEMICALS (0.7%)
     20,000   Dow Chemical Co.                                      4.25    10/01/2034       20,894
     10,000   E.I. du Pont de Nemours & Co.                         2.80     2/15/2023       10,163
      8,028   E.I. du Pont de Nemours & Co.                         4.90     1/15/2041        9,301
                                                                                          ---------
                                                                                             40,358
                                                                                          ---------
              METAL & GLASS CONTAINERS (0.3%)
      3,000   Ball Corp.                                            5.00     3/15/2022        3,176
      3,883   Greif, Inc.                                           6.75     2/01/2017        4,194
      9,801   Reynolds Group Holdings, Inc.(b)                      4.00    12/01/2018        9,710
                                                                                          ---------
                                                                                             17,080
                                                                                          ---------
              PAPER PACKAGING (0.1%)
      5,000   Sealed Air Corp.(a)                                   6.88     7/15/2033        5,175
                                                                                          ---------
              SPECIALTY CHEMICALS (0.3%)
      2,505   Cytec Industries, Inc.                                8.95     7/01/2017        2,869
     15,000   RPM International, Inc.(d)                            6.13    10/15/2019       17,351
                                                                                          ---------
                                                                                             20,220
                                                                                          ---------
              STEEL (0.4%)
      5,000   Allegheny Ludlum Corp.                                6.95    12/15/2025        5,672
      5,000   Allegheny Technologies, Inc.                          9.38     6/01/2019        5,901

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                             COUPON                     VALUE
(000)         SECURITY                                              RATE     MATURITY         (000)
---------------------------------------------------------------------------------------------------
$    10,000   Allegheny Technologies, Inc.                          5.95%    1/15/2021    $  10,665
                                                                                          ---------
                                                                                             22,238
                                                                                          ---------
              Total Materials                                                               132,223
                                                                                          ---------
              TELECOMMUNICATION SERVICES (1.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
     10,000   Centel Capital Corp.                                  9.00    10/15/2019       12,209
     10,000   CenturyLink, Inc.                                     5.80     3/15/2022       10,575
      2,000   CenturyLink, Inc.                                     6.75    12/01/2023        2,240
      8,409   Frontier Communications Corp.                         7.88     1/15/2027        8,593
      5,000   Qwest Corp.                                           6.75    12/01/2021        5,830
     15,000   Verizon Communications, Inc.                          4.50     9/15/2020       16,565
     10,000   Verizon Communications, Inc.                          4.40    11/01/2034       10,618
                                                                                          ---------
                                                                                             66,630
                                                                                          ---------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      5,000   Grain Spectrum Funding II(a)                          3.29    10/10/2034        5,030
                                                                                          ---------
              Total Telecommunication Services                                               71,660
                                                                                          ---------
              UTILITIES (5.3%)
              ----------------
              ELECTRIC UTILITIES (2.4%)
      5,000   Atlantic City Electric Co.                            3.38     9/01/2024        5,277
      5,000   Cleveland Electric Illuminating Co.                   8.88    11/15/2018        6,253
     10,000   Duke Energy Progress, Inc.                            4.15    12/01/2044       11,604
      3,500   Duquesne Light Holdings, Inc.(a)                      5.90    12/01/2021        4,176
      4,000   Entergy Arkansas, Inc.                                3.05     6/01/2023        4,168
      7,000   Entergy Louisiana, LLC                                4.95     1/15/2045        7,442
        649   FPL Energy American Wind, LLC(a)                      6.64     6/20/2023          655
     10,000   IPALCO Enterprises, Inc.                              5.00     5/01/2018       10,700
      3,168   Mississippi Power Co.                                 4.25     3/15/2042        3,481
     10,000   Monongahela Power Co.(a)                              4.10     4/15/2024       11,112
      5,000   Nevada Power Co.                                      7.13     3/15/2019        6,065
      4,000   NextEra Energy Capital Holdings, Inc.                 6.65     6/15/2067        4,058
      5,000   NextEra Energy Capital Holdings, Inc.                 7.30     9/01/2067        5,366
      5,000   Oglethorpe Power Corp.                                6.10     3/15/2019        5,824
     20,000   PPL Capital Funding, Inc.                             6.70     3/30/2067       19,593
      5,000   South Carolina Electric & Gas Co.                     5.30     5/15/2033        6,357
     10,000   Southern California Edison Co.                        6.25             -(n)    11,187
      2,534   Tri-State General & Transport Association
               Pass-Through Trust(a)                                6.04     1/31/2018        2,669
     10,000   Tri-State Generation & Transmission
               Association, Inc.(a)                                 4.70    11/01/2044       11,621
                                                                                          ---------
                                                                                            137,608
                                                                                          ---------

================================================================================

28  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                              COUPON                    VALUE
(000)         SECURITY                                               RATE    MATURITY         (000)
---------------------------------------------------------------------------------------------------
              GAS UTILITIES (0.9%)
$     8,000   AGL Capital Corp.                                     6.38%    7/15/2016    $   8,608
      4,000   Atmos Energy Corp.                                    8.50     3/15/2019        5,044
     10,000   Atmos Energy Corp.                                    4.13    10/15/2044       11,267
     10,000   Florida Gas Transmission Co.(a)                       5.45     7/15/2020       11,362
     10,000   National Fuel Gas Co.                                 4.90    12/01/2021       11,162
      5,000   Southern Star Central Gas Pipeline, Inc.(a)           6.00     6/01/2016        5,260
                                                                                          ---------
                                                                                             52,703
                                                                                          ---------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      2,500   AES Corp.                                             3.23(c)  6/01/2019        2,468
      5,000   AES Corp.                                             4.88     5/15/2023        4,900
                                                                                          ---------
                                                                                              7,368
                                                                                          ---------
              MULTI-UTILITIES (1.7%)
      5,000   Ameren Illinois Co.                                   9.75    11/15/2018        6,461
     15,000   Berkshire Hathaway Energy Co.                         4.50     2/01/2045       16,924
      5,000   Black Hills Corp.                                     5.88     7/15/2020        5,861
     10,000   Black Hills Corp.                                     4.25    11/30/2023       11,016
     12,387   Integrys Energy Group, Inc.                           6.11    12/01/2066       12,460
      5,000   NiSource Finance Corp.                               10.75     3/15/2016        5,481
      5,000   Northwestern Corp.                                    6.34     4/01/2019        5,913
     10,000   Puget Sound Energy, Inc.                              6.97     6/01/2067       10,188
     20,000   Wisconsin Energy Corp.                                6.25     5/15/2067       20,110
                                                                                          ---------
                                                                                             94,414
                                                                                          ---------
              WATER UTILITIES (0.2%)
     10,000   Aquarion Co., Inc.(a)                                 4.00     8/15/2024       10,286
                                                                                          ---------
              Total Utilities                                                               302,379
                                                                                          ---------
              Total Corporate Obligations (cost: $2,290,938)                              2,430,199
                                                                                          ---------
              EURODOLLAR AND YANKEE OBLIGATIONS (14.1%)

              CONSUMER DISCRETIONARY (0.7%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.5%)
     10,000   American Honda Finance Corp.(a)                       7.63    10/01/2018       12,129
      5,000   Daimler Finance N.A., LLC(a)                          1.65     4/10/2015        5,010
      5,000   Daimler Finance N.A., LLC(a)                          1.88     1/11/2018        5,057
      5,000   Daimler Finance N.A., LLC(a)                          2.25     7/31/2019        5,093
                                                                                          ---------
                                                                                             27,289
                                                                                          ---------
              PUBLISHING (0.2%)
     10,000   Pearson Funding Four plc(a)                           3.75     5/08/2022       10,535
                                                                                          ---------
              Total Consumer Discretionary                                                   37,824
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                             COUPON                     VALUE
(000)         SECURITY                                              RATE     MATURITY         (000)
---------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (0.5%)
              -----------------------
              DISTILLERS & VINTNERS (0.2%)
$    10,000   Pernod Ricard S.A.(a)                                 4.25%    7/15/2022    $  10,909
                                                                                          ---------
              PACKAGED FOODS & MEAT (0.3%)
      4,712   JBS S.A.                                             10.50     8/04/2016        5,160
     10,000   Kerry Group Financial Services(a)                     3.20     4/09/2023       10,148
                                                                                          ---------
                                                                                             15,308
                                                                                          ---------
              Total Consumer Staples                                                         26,217
                                                                                          ---------
              ENERGY (1.3%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
     10,000   BP Capital Markets plc                                1.63     8/17/2017       10,026
      4,000   Husky Energy, Inc.                                    7.25    12/15/2019        4,712
     10,000   Petrobras Global Finance B.V.                         3.00     1/15/2019        8,563
     10,000   Shell International Finance B.V.                      3.63     8/21/2042       10,463
                                                                                          ---------
                                                                                             33,764
                                                                                          ---------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      3,500   Talisman Energy, Inc.                                 7.75     6/01/2019        4,056
     10,000   Woodside Finance Ltd.(a)                              8.75     3/01/2019       12,470
                                                                                          ---------
                                                                                             16,526
                                                                                          ---------
              OIL & GAS REFINING & MARKETING (0.1%)
      5,000   GS Caltex Corp.(a)                                    5.50    10/15/2015        5,153
                                                                                          ---------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      6,000   TransCanada PipeLines Ltd.                            1.88     1/12/2018        6,050
     14,124   TransCanada PipeLines Ltd.                            6.35     5/15/2067       13,665
                                                                                          ---------
                                                                                             19,715
                                                                                          ---------
              Total Energy                                                                   75,158
                                                                                          ---------
              FINANCIALS (6.0%)
              -----------------
              DIVERSIFIED BANKS (3.6%)
      5,000   Abbey National Treasury Services plc                  4.00     3/13/2024        5,456
      4,000   Banco Santander Chile(a)                              1.15(c)  4/11/2017        3,985
     10,000   Bank of Montreal(a)                                   2.85     6/09/2015       10,090
     10,000   Bank of Montreal                                      2.50     1/11/2017       10,294
      5,000   Barclays Bank plc(a)                                  6.05    12/04/2017        5,537
     10,000   BBVA Bancomer S.A. Texas Agency(a)                    4.38     4/10/2024       10,300
      5,000   BNP Paribas(a)                                        7.20             -(n)     5,863
      4,349   Canadian Imperial Bank of Commerce(a)                 7.26     4/10/2032        5,423
      5,000   Caribbean Development Bank(a)                         4.38    11/09/2027        5,473
     10,000   Commonwealth Bank of Australia                        1.95     3/16/2015       10,020

================================================================================

30  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                             COUPON                     VALUE
(000)         SECURITY                                              RATE     MATURITY         (000)
---------------------------------------------------------------------------------------------------
$    15,000   DNB Bank ASA(a)                                       3.20%    4/03/2017    $  15,614
     10,000   DNB Boligkreditt AS(a)                                2.90     3/29/2017       10,253
      5,000   HBOS plc(a)                                           6.75     5/21/2018        5,637
     25,000   HSBC Bank plc                                         0.69(c)          -(n)    15,844
      5,000   National Australia Bank Ltd.                          2.00     3/09/2015        5,008
      5,000   National Australia Bank Ltd.                          3.00     1/20/2023        5,196
      5,000   Nordea Bank AB(a)                                     2.25     3/20/2015        5,013
     10,000   Rabobank Nederland                                    3.38     1/19/2017       10,464
     10,000   Rabobank Nederland                                    3.88     2/08/2022       10,910
     10,000   Rabobank Nederland                                    3.95    11/09/2022       10,480
      5,000   Royal Bank of Scotland Group plc                      6.13    12/15/2022        5,646
     10,000   Santander UK plc(a)                                   5.00    11/07/2023       10,821
      4,355   Standard Chartered Bank(a)                            6.40     9/26/2017        4,813
     10,000   Swedbank AB(a)                                        1.75     3/12/2018       10,056
     10,000   Westpac Banking Corp.(a)                              2.45    11/28/2016       10,285
                                                                                          ---------
                                                                                            208,481
                                                                                          ---------
              DIVERSIFIED CAPITAL MARKETS (0.1%)
      4,000   Credit Suisse Guernsey(a)                             1.63     3/06/2015        4,003
                                                                                          ---------
              LIFE & HEALTH INSURANCE (0.2%)
     10,000   Great-West Life & Annuity Insurance Capital, LP(a)    7.15     5/16/2046       10,400
                                                                                          ---------
              MULTI-LINE INSURANCE (0.3%)
     19,072   ZFS Finance USA Trust II(a)                           6.45    12/15/2065       19,978
                                                                                          ---------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
     15,000   ING Bank N.V.(a)                                      3.75     3/07/2017       15,780
      3,000   ING Bank N.V.                                         4.13    11/21/2023        3,077
      5,000   ING Capital Funding Trust III                         3.86(c)          -(n)     4,950
     20,000   KFW                                                   0.31(c)  3/13/2015       20,006
                                                                                          ---------
                                                                                             43,813
                                                                                          ---------
              PROPERTY & CASUALTY INSURANCE (0.4%)
     20,000   QBE Capital Funding III Ltd.(a)                       7.25     5/24/2041       22,028
      5,000   XLIT Ltd.                                             6.50             -(n)     4,512
                                                                                          ---------
                                                                                             26,540
                                                                                          ---------
              REGIONAL BANKS (0.0%)
      5,000   Kaupthing Bank hf, acquired 6/22/2006;
               cost $4,942(a),(e),(f),(g)                           7.13     5/19/2016            -
                                                                                          ---------
              REINSURANCE (0.3%)
     15,000   Swiss Re Capital I, LP(a)                             6.85             -(n)    15,772
                                                                                          ---------
              REITs - RESIDENTIAL (0.1%)
      5,000   Deutsche Annington Finance B.V.(a)                    3.20    10/02/2017        5,154
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                            COUPON                      VALUE
(000)         SECURITY                                             RATE       MATURITY        (000)
---------------------------------------------------------------------------------------------------
              REITs - RETAIL (0.2%)
$    10,000   WEA Finance, LLC/Westfield UK &
                Europe Finance plc(a)                               3.75%    9/17/2024    $  10,530
                                                                                          ---------
              Total Financials                                                              344,671
                                                                                          ---------
              GOVERNMENT (0.3%)
              -----------------
              FOREIGN GOVERNMENT (0.3%)
     15,000   Region of Lombardy(d)                                 5.80    10/25/2032       17,210
                                                                                          ---------
              HEALTH CARE (0.3%)
              ------------------
              PHARMACEUTICALS (0.3%)
     10,000   GlaxoSmithKline Capital, Inc.                         4.20     3/18/2043       11,168
      2,888   Roche Holdings, Inc.(a)                               6.00     3/01/2019        3,383
                                                                                          ---------
                                                                                             14,551
                                                                                          ---------
              Total Health Care                                                              14,551
                                                                                          ---------
              INDUSTRIALS (2.1%)
              ------------------
              AIRLINES (1.0%)
     24,298   Air Canada Pass-Through Trust(a)                      4.13    11/15/2026       25,148
     19,546   British Airways Pass-Through Trust(a)                 4.63     6/20/2024       20,865
      4,118   Virgin Australia Trust(a)                             6.00     4/23/2022        4,252
      8,591   Virgin Australia Trust(a)                             5.00     4/23/2025        8,891
                                                                                          ---------
                                                                                             59,156
                                                                                          ---------
              AIRPORT SERVICES (0.5%)
     10,000   Heathrow Funding Ltd.(a)                              4.88     7/15/2023       11,404
     15,000   Sydney Airport Finance Co. Proprietary Ltd.(a)        3.90     3/22/2023       15,867
                                                                                          ---------
                                                                                             27,271
                                                                                          ---------
              INDUSTRIAL CONGLOMERATES (0.6%)
     10,000   Hutchison Whampoa International Ltd.(a)               2.00    11/08/2017       10,035
      5,000   Hutchison Whampoa International Ltd.(a)               4.63     1/13/2022        5,549
     10,000   Hutchison Whampoa International Ltd.(a)               3.63    10/31/2024       10,324
      7,000   Smiths Group plc(a)                                   3.63    10/12/2022        7,182
                                                                                          ---------
                                                                                             33,090
                                                                                          ---------
              Total Industrials                                                             119,517
                                                                                          ---------
              MATERIALS (2.2%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
     10,000   Braskem Finance Ltd.                                  6.45     2/03/2024        9,775
                                                                                          ---------
              CONSTRUCTION MATERIALS (0.2%)
     10,000   Holcim US Finance Sarl & Cie SCS(a)                   6.00    12/30/2019       11,678
      2,000   Lafarge SA(a)                                         6.20     7/09/2015        2,038
                                                                                          ---------
                                                                                             13,716
                                                                                          ---------

================================================================================

32  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                               COUPON                   VALUE
(000)(H)      SECURITY                                                RATE     MATURITY       (000)
---------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.6%)
$     5,000   Anglo American Capital plc(a)                           2.63%    9/27/2017  $   5,057
      2,034   Glencore Canada Corp.                                   5.38     6/01/2015      2,060
      3,000   Glencore Canada Corp.                                   6.00    10/15/2015      3,095
     10,000   Glencore Funding, LLC(a)                                2.50     1/15/2019      9,857
      5,000   Glencore Funding, LLC(a)                                4.13     5/30/2023      4,836
      5,000   Rio Tinto Finance (USA) Ltd.                            9.00     5/01/2019      6,416
                                                                                          ---------
                                                                                             31,321
                                                                                          ---------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
      2,000   Yara International ASA(a)                               7.88     6/11/2019      2,417
                                                                                          ---------
              GOLD (0.7%)
     10,000   Barrick North America Finance, LLC                      6.80     9/15/2018     11,339
     20,000   Goldcorp, Inc.                                          3.70     3/15/2023     20,245
     10,000   Kinross Gold Corp.                                      5.95     3/15/2024      9,962
                                                                                          ---------
                                                                                             41,546
                                                                                          ---------
              PRECIOUS METALS & MINERALS (0.2%)
     10,000   Fresnillo plc(a)                                        5.50    11/13/2023     10,437
                                                                                          ---------
              STEEL (0.3%)
     10,000   ArcelorMittal                                           6.75     2/25/2022     10,675
      5,000   Vale Overseas Ltd.                                      4.38     1/11/2022      4,779
                                                                                          ---------
                                                                                             15,454
                                                                                          ---------
              Total Materials                                                               124,666
                                                                                          ---------
              UTILITIES (0.7%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
     30,000   Electricite De France S.A.(a),(d)                       5.25             -(n)  31,575
                                                                                          ---------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     10,200   Transalta Corp.                                         6.65     5/15/2018     11,374
                                                                                          ---------
              Total Utilities                                                                42,949
                                                                                          ---------
              Total Eurodollar and Yankee Obligations (cost: $763,607)                      802,763
                                                                                          ---------
              FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
CAD 15,000    Province of Alberta                                     2.55    12/15/2022     12,679
CAD 20,000    Province of Ontario                                     2.85     6/02/2023     17,069
                                                                                          ---------
              Total Foreign Government Obligations (cost: $34,607)                           29,748
                                                                                          ---------
              ASSET-BACKED SECURITIES (3.5%)

              FINANCIALS (3.2%)
              -----------------
              ASSET-BACKED FINANCING (3.2%)

      1,928   Access Group, Inc.                                      0.52(c)  4/25/2029      1,893
      2,306   ACS Pass-Through Trust(a)                               0.48(c)  6/14/2037      2,254

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                               COUPON                        VALUE
(000)         SECURITY                                                RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$    10,000   AESOP Funding II, LLC(a)                                3.41%     11/20/2017    $   10,366
      5,571   AmeriCredit Automobile Receivables Trust                4.20      11/08/2016         5,591
        813   ARI Fleet Lease Trust(a)                                0.72(c)    3/15/2020           812
      3,100   ARL First, LLC(a)                                       1.92(c)   12/15/2042         3,117
      5,136   Arran Residential Mortgages Funding plc(a)              1.68(c)   11/19/2047         5,172
     10,000   Babson CLO Ltd.(a)                                      1.66(c)   10/17/2026         9,932
      1,048   Centre Point Funding, LLC(a)                            5.43       7/20/2016         1,058
      8,500   CIT Equipment Collateral(a)                             2.15       2/20/2020         8,571
      5,000   Citibank Credit Card Issuance Trust                     5.50       3/24/2017         5,036
      5,000   Citibank Credit Card Issuance Trust                     5.10      11/20/2017         5,181
      2,000   Citibank Credit Card Issuance Trust                     5.35       2/07/2020         2,241
      5,000   Credit Acceptance Auto Loan Trust(a)                    2.29       4/15/2022         5,010
      3,000   Credit Acceptance Auto Loan Trust(a)                    3.30       7/17/2023         3,014
      7,500   Dryden Senior Loan Fund(a),(f),(i)                      1.75       4/15/2027         7,500
      7,000   Element Rail Leasing I, LLC(a)                          3.67       4/19/2044         7,258
        267   Enterprise Fleet Financing, LLC(a)                      1.14      11/20/2017           268
     10,000   Exeter Automobile Receivables Trust(a)                  2.42       1/15/2019         9,981
      5,000   Exeter Automobile Receivables Trust(a)                  2.17       5/15/2019         4,944
     10,000   First Investors Auto Owner Trust(a)                     0.86       8/15/2018         9,992
      6,580   Gracechurch Mortgage Financing plc(a)                   1.78(c)   11/20/2056         6,586
      3,333   Hertz Vehicle Financing, LLC(a)                         5.93       3/25/2016         3,344
      2,663   Honda Auto Receivables Owner Trust                      1.17      12/21/2017         2,664
      7,673   Honda Auto Receivables Owner Trust                      0.97       4/16/2018         7,683
     20,000   Louisiana Environmental Facilities and Community
               Dev.                                                   3.24       8/01/2028        21,128
        493   Rental Car Finance Corp.(a)                             2.51       2/25/2016           494
        692   Rental Car Finance Corp.(a)                             4.38       2/25/2016           693
      6,407   Santander Drive Auto Receivables Trust                  3.06      11/15/2017         6,469
      5,000   SBA Tower Trust(a)                                      2.90      10/15/2044         5,101
      3,026   SLM Student Loan Trust                                  0.81(c)   10/25/2038         2,745
      7,843   SLM Student Loan Trust                                  0.49(c)    1/25/2041         6,887
     10,000   Trip Rail Master Funding, LLC(a)                        4.09       4/15/2044        10,631
        173   Wheels SPV, LLC(a)                                      1.19       3/20/2021           173
      2,000   Wheels SPV, LLC(a)                                      1.53       3/20/2021         2,008
                                                                                              ----------
                                                                                                 185,797
                                                                                              ----------
              Total Financials                                                                   185,797
                                                                                              ----------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
     15,000   Hawaii Dept. of Business Economic Dev. & Tourism        3.24       1/01/2031        15,532
                                                                                              ----------
              Total Asset-Backed Securities (cost: $196,701)                                     201,329
                                                                                              ----------

================================================================================

34  | USAA INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                               COUPON                        VALUE
(000)         SECURITY                                                RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (8.5%)

              FINANCIALS (8.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (7.9%)
$     5,125   Banc of America Commercial Mortgage, Inc.               5.29%     11/10/2042    $    5,121
      4,000   Banc of America Commercial Mortgage, Inc.(a)            5.26       7/10/2043         4,013
      5,000   Banc of America Commercial Mortgage, Inc.               5.84       7/10/2044         5,180
      1,239   Banc of America Commercial Mortgage, Inc.               5.71       5/10/2045         1,247
      7,000   Banc of America Commercial Mortgage, Inc.               5.17      10/10/2045         7,149
      8,000   Bear Stearns Commercial Mortgage Securities, Inc.       4.99       9/11/2042         8,172
      8,765   CD Commercial Mortgage Trust                            5.23       7/15/2044         8,931
     10,000   Citigroup Commercial Mortgage Trust                     3.36       7/10/2047        10,649
      2,500   Citigroup Commercial Mortgage Trust                     3.62       7/10/2047         2,704
      4,000   Citigroup Commercial Mortgage Trust                     3.86       7/10/2047         4,330
      9,704   Commercial Mortgage Trust                               5.12       6/10/2044         9,791
      8,600   Commercial Mortgage Trust                               3.25      10/15/2045         8,972
      5,925   Commercial Mortgage Trust(a)                            3.42      10/15/2045         6,257
      6,000   Commercial Mortgage Trust                               2.77      12/10/2045         6,161
      4,000   Commercial Mortgage Trust                               3.61       6/10/2046         4,344
     10,000   Commercial Mortgage Trust                               5.35      12/10/2046        10,719
      7,500   Commercial Mortgage Trust                               4.08       8/10/2047         8,122
      3,000   Credit Suisse Commercial Mortgage Trust                 5.47       2/15/2039         3,121
      6,750   Credit Suisse First Boston Mortgage Securities Corp.    0.42       4/15/2037         6,709
      8,700   Credit Suisse First Boston Mortgage Securities Corp.    5.10       8/15/2038         8,863
      7,426   Credit Suisse First Boston Mortgage Securities Corp.    5.23      12/15/2040         7,533
      5,000   GE Capital Commercial Mortgage Corp.                    5.28       3/10/2044         5,073
      4,000   GE Capital Commercial Mortgage Corp.                    5.07       7/10/2045         4,061
     10,000   GE Capital Commercial Mortgage Corp.                    5.61      12/10/2049        10,543
      7,000   GMAC Commercial Mortgage Securities, Inc.               5.29      11/10/2045         7,203
     10,000   GS Mortgage Securities Corp. II                         5.52       4/10/2038        10,278
     10,264   GS Mortgage Securities Corp. II                         4.78       7/10/2039        10,302
      6,000   GS Mortgage Securities Corp. II                         3.21       5/10/2045         6,331
      5,000   GS Mortgage Securities Corp. II                         3.38       5/10/2045         5,323
     13,500   GS Mortgage Securities Trust                            5.55       4/10/2038        13,997
      5,000   GS Mortgage Securities Trust                            3.28       2/10/2046         5,182
      5,000   GS Mortgage Securities Trust(a)                         3.68       2/10/2046         5,237
      5,000   GS Mortgage Securities Trust                            4.24       8/10/2046         5,649
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      4.84       7/15/2042         5,052
      6,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.00      10/15/2042         6,110
      6,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.04      10/15/2042         6,058

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                               COUPON                        VALUE
(000)         SECURITY                                                RATE       MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$       910   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.49%      4/15/2043    $      916
      2,531   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.81       6/12/2043         2,651
     15,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                                   5.51      11/15/2043        17,039
      9,146   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.23      12/15/2044         9,308
      1,398   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.88       4/15/2045         1,415
      5,697   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      4.82       5/15/2045         6,424
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.48       5/15/2045         5,273
     10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      4.27       6/15/2045        11,108
      9,000   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                      4.44       2/15/2047        10,079
     10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                      5.37       5/15/2047        10,446
      6,685   LB-UBS Commercial Mortgage Trust                        4.95       9/15/2030         6,711
      5,000   LB-UBS Commercial Mortgage Trust                        5.38      11/15/2038         5,306
        864   LB-UBS Commercial Mortgage Trust                        5.34       9/15/2039           864
      9,450   LB-UBS Commercial Mortgage Trust                        5.32      11/15/2040         9,687
     10,643   Merrill Lynch Mortgage Trust                            5.14       7/12/2038        10,843
      1,299   Morgan Stanley Capital I, Inc.                          5.80       8/12/2041         1,311
      8,499   Morgan Stanley Capital I, Inc.                          5.37      12/15/2043         9,096
      2,750   Morgan Stanley Capital I, Inc.(a)                       5.20       6/15/2044         3,141
      3,000   Morgan Stanley Capital I, Inc.                          3.77       3/15/2045         3,203
      5,000   Timberstar Trust(a)                                     5.88      10/15/2036         5,272
      8,000   UBS Commercial Mortgage Trust                           4.17       5/10/2045         8,735
     15,000   UBS Commercial Mortgage Trust                           4.82       5/10/2045        16,756
      2,313   UBS-Barclays Commercial Mortgage Trust(a)               4.18       5/10/2063         2,522
      4,250   Wachovia Bank Commercial Mortgage Trust                 5.57      10/15/2048         4,489
      1,500   WF-RBS Commercial Mortgage Trust(a)                     5.25       6/15/2044         1,721
      5,000   WF-RBS Commercial Mortgage Trust                        3.35       5/15/2045         5,227
     10,000   WF-RBS Commercial Mortgage Trust                        4.09       6/15/2045        10,967
      5,000   WF-RBS Commercial Mortgage Trust                        3.24      12/15/2045         5,194
     20,000   WF-RBS Commercial Mortgage Trust                        3.65      12/15/2046        21,469
                                                                                              ----------
                                                                                                 451,660
                                                                                              ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
     46,922   Commercial Mortgage Pass-Through Certificates,
                acquired 5/22/2012; cost $6,504(e)                    2.11       5/15/2045         4,896

================================================================================

36  | USAA INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                               COUPON                        VALUE
(000)         SECURITY                                                RATE       MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$    72,167   Commercial Mortgage Trust, acquired 11/06/2012;
               cost $9,674(e)                                         1.96%     10/15/2045    $    7,506
     39,280   GS Mortgage Securities Corp. II, acquired 5/18/2012;
                cost $6,001(e)                                        2.56       5/10/2045         4,325
    190,667   GS Mortgage Securities Trust X1, acquired 6/27/2013;
               cost $4,998(a),(e)                                     0.21       5/03/2032         4,547
     61,991   UBS Commercial Mortgage Trust, acquired 9/26/2012;
               cost $9,550(a),(e)                                     2.28       5/10/2045         7,295
     34,785   WF Commercial Mortgage Trust, acquired 9/21/2012;
               cost $4,826(a),(e)                                     2.10      10/15/2045         3,685
                                                                                              ----------
                                                                                                  32,254
                                                                                              ----------
              Total Financials                                                                   483,914
                                                                                              ----------
              Total Commercial Mortgage Securities (cost: $460,034)                              483,914
                                                                                              ----------
              U.S. GOVERNMENT AGENCY ISSUES (2.6%)(j)

              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
     72,064   Freddie Mac(+)                                          1.58      10/25/2018         3,748
     69,739   Freddie Mac(+)                                          1.54       3/25/2019         3,848
     62,142   Freddie Mac(+)                                          1.44       1/25/2022         4,961
     97,536   Freddie Mac(+)                                          1.46       5/25/2022         8,464
     74,302   Freddie Mac(+)                                          1.50       6/25/2022         6,662
     71,835   Freddie Mac(+)                                          0.90      10/25/2022         4,066
     98,216   Freddie Mac(+)                                          1.05      11/25/2022         6,523
                                                                                              ----------
                                                                                                  38,272
                                                                                              ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.6%)
     15,832   Fannie Mae(+)                                           2.50       2/01/2028        16,411
      3,426   Fannie Mae(+)                                           5.00       6/01/2033         3,799
      1,044   Fannie Mae(+)                                           5.50       7/01/2021         1,112
      3,695   Fannie Mae(+)                                           5.50       9/01/2035         4,211
      1,733   Fannie Mae(+)                                           5.50      10/01/2035         1,950
        593   Fannie Mae(+)                                           5.50       1/01/2036           663
      2,024   Fannie Mae(+)                                           5.50       4/01/2036         2,263
      2,027   Fannie Mae(+)                                           5.50       2/01/2037         2,265
      1,782   Fannie Mae(+)                                           5.50       3/01/2037         2,019
      1,025   Fannie Mae(+)                                           5.50      11/01/2037         1,145
      2,629   Fannie Mae(+)                                           5.50       5/01/2038         2,938
      2,043   Fannie Mae(+)                                           6.00       5/01/2036         2,318
      1,508   Fannie Mae(+)                                           6.00       6/01/2036         1,724
      2,279   Fannie Mae(+)                                           6.00       8/01/2037         2,578
        454   Fannie Mae(+)                                           6.50       4/01/2031           534
          6   Fannie Mae(+)                                           6.50       7/01/2031             7
        787   Fannie Mae(+)                                           6.50       3/01/2032           915

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                      COUPON                        VALUE
(000)         SECURITY                                       RATE       MATURITY          (000)
-----------------------------------------------------------------------------------------------
$        23   Fannie Mae(+)                                  7.00%     10/01/2022     $      26
         12   Fannie Mae(+)                                  7.00       3/01/2023            13
         36   Fannie Mae(+)                                  7.00       4/01/2023            37
     16,671   Freddie Mac(+)                                 3.50       5/01/2042        17,609
        655   Freddie Mac(+)                                 5.00       6/01/2020           696
      1,471   Freddie Mac(+)                                 5.00       1/01/2021         1,574
      1,883   Freddie Mac(+)                                 5.50      11/01/2020         2,037
        444   Freddie Mac(+)                                 5.50      12/01/2020           478
      1,270   Freddie Mac(+)                                 5.50      12/01/2035         1,416
      1,202   Freddie Mac(+)                                 5.50       4/01/2036         1,346
      4,959   Government National Mortgage Assn. I           5.00       8/15/2033         5,586
        108   Government National Mortgage Assn. I           6.00       8/15/2028           122
        161   Government National Mortgage Assn. I           6.00       9/15/2028           182
        307   Government National Mortgage Assn. I           6.00       9/15/2028           352
      2,205   Government National Mortgage Assn. I           6.00       9/15/2028         2,546
        484   Government National Mortgage Assn. I           6.00      10/15/2028           558
        155   Government National Mortgage Assn. I           6.00       1/15/2029           175
        301   Government National Mortgage Assn. I           6.00       1/15/2029           347
         44   Government National Mortgage Assn. I           6.00       1/15/2029            50
        394   Government National Mortgage Assn. I           6.00       1/15/2033           455
         17   Government National Mortgage Assn. I           6.50       6/15/2023            20
        204   Government National Mortgage Assn. I           6.50       7/15/2023           232
         10   Government National Mortgage Assn. I           6.50       7/15/2023            11
         60   Government National Mortgage Assn. I           6.50       9/15/2023            69
        199   Government National Mortgage Assn. I           6.50      10/15/2023           228
        200   Government National Mortgage Assn. I           6.50      10/15/2023           229
         29   Government National Mortgage Assn. I           6.50      10/15/2023            33
        357   Government National Mortgage Assn. I           6.50      12/15/2023           407
        177   Government National Mortgage Assn. I           6.50      12/15/2023           203
         75   Government National Mortgage Assn. I           6.50       1/15/2024            85
        138   Government National Mortgage Assn. I           6.50       2/15/2024           157
         74   Government National Mortgage Assn. I           6.50       4/15/2026            85
        395   Government National Mortgage Assn. I           6.50       5/15/2028           466
        673   Government National Mortgage Assn. I           6.50      10/15/2031           793
         65   Government National Mortgage Assn. I           7.00       5/15/2023            72
         50   Government National Mortgage Assn. I           7.00       5/15/2023            57
         30   Government National Mortgage Assn. I           7.00       5/15/2023            31
         30   Government National Mortgage Assn. I           7.00       5/15/2023            32
        117   Government National Mortgage Assn. I           7.00       6/15/2023           128
        144   Government National Mortgage Assn. I           7.00       6/15/2023           159
        112   Government National Mortgage Assn. I           7.00       8/15/2023           122
         19   Government National Mortgage Assn. I           7.00       8/15/2023            21
        139   Government National Mortgage Assn. I           7.00       8/15/2023           152

================================================================================

38  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                               COUPON                   VALUE
(000)         SECURITY                                                RATE      MATURITY      (000)
---------------------------------------------------------------------------------------------------
$        36   Government National Mortgage Assn. I                    7.00%     8/15/2023   $    40
         84   Government National Mortgage Assn. I                    7.00      9/15/2023        92
         36   Government National Mortgage Assn. I                    7.00      1/15/2026        41
         29   Government National Mortgage Assn. I                    7.00      3/15/2026        32
         14   Government National Mortgage Assn. I                    7.00      3/15/2026        16
        275   Government National Mortgage Assn. I                    7.00     10/15/2027       332
        187   Government National Mortgage Assn. I                    7.00      6/15/2029       213
        405   Government National Mortgage Assn. I                    7.00      6/15/2029       470
         22   Government National Mortgage Assn. I                    7.00      7/15/2029        22
        307   Government National Mortgage Assn. I                    7.00      8/15/2031       372
        155   Government National Mortgage Assn. I                    7.00      7/15/2032       189
        164   Government National Mortgage Assn. I                    7.50      7/15/2023       184
        170   Government National Mortgage Assn. I                    7.50      6/15/2026       191
        131   Government National Mortgage Assn. I                    7.50      6/15/2026       149
        127   Government National Mortgage Assn. I                    7.50      7/15/2026       142
        191   Government National Mortgage Assn. I                    7.50      5/15/2027       221
        210   Government National Mortgage Assn. I                    7.50      2/15/2028       254
        175   Government National Mortgage Assn. I                    7.50     12/15/2028       211
        135   Government National Mortgage Assn. I                    7.50      8/15/2029       161
        904   Government National Mortgage Assn. II                   5.50      4/20/2033     1,018
        845   Government National Mortgage Assn. II                   6.00      8/20/2032       975
        629   Government National Mortgage Assn. II                   6.00      9/20/2032       725
        277   Government National Mortgage Assn. II                   6.50      8/20/2031       332
                                                                                            -------
                                                                                             92,631
                                                                                            -------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
     10,000   Totem Ocean Trailer Express, Inc., Title XI             6.37      4/15/2028    11,897
      6,384   Washington Aircraft 1 Co. Ltd. (NBGA)                   2.64      9/15/2026     6,586
                                                                                            -------
                                                                                             18,483
                                                                                            -------
              Total U.S. Government Agency Issues (cost: $137,791)                          149,386
                                                                                            -------
              U.S. TREASURY SECURITIES (10.5%)

              BONDS (3.1%)
     30,000   3.88%, 8/15/2040                                                               39,841
     20,000   4.25%, 11/15/2040                                                              28,111
     40,000   2.75%, 8/15/2042                                                               44,100
     10,000   2.75%, 11/15/2042                                                              11,022
      5,000   3.38%, 5/15/2044                                                                6,211
     40,000   3.00%, 11/15/2044                                                              46,422
                                                                                            -------
                                                                                            175,707
                                                                                            -------
              INFLATION-INDEXED NOTES (1.2%)
     56,376   2.38%, 1/15/2025                                                               69,466
                                                                                            -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)         SECURITY                                               RATE       MATURITY         (000)
------------------------------------------------------------------------------------------------------
              NOTES (6.2%)
$    15,000   3.38%, 11/15/2019                                                             $   16,546
     85,000   3.63%, 2/15/2020                                                                  95,081
     55,000   3.50%, 5/15/2020                                                                  61,316
     25,000   2.63%, 8/15/2020                                                                  26,744
     55,000   2.63%, 11/15/2020                                                                 58,880
     25,000   2.00%, 2/15/2022                                                                  25,869
     20,000   1.63%, 8/15/2022                                                                  20,148
     20,000   1.63%, 11/15/2022                                                                 20,116
     10,000   2.00%, 2/15/2023                                                                  10,328
      5,000   2.50%, 5/15/2024                                                                   5,364
     10,000   2.25%, 11/15/2024                                                                 10,514
                                                                                            ----------
                                                                                               350,906
                                                                                            ----------
              Total U.S. Treasury Securities (cost: $529,505)                                  596,079
                                                                                            ----------
              MUNICIPAL BONDS (6.0%)

              AIRPORT/PORT (1.1%)
      6,500   Chicago Midway Airport                                  5.00%     1/01/2025        7,780
      8,000   Chicago Midway Airport                                  5.00      1/01/2026        9,464
      5,000   Chicago O'Hare International Airport                    5.00      1/01/2021        5,867
     12,570   Dallas-Fort Worth International Airport Facilities      4.00     11/01/2021       13,976
      2,265   Dallas-Fort Worth International Airport Facilities      4.44     11/01/2021        2,526
      5,000   Port of Oakland                                         4.50      5/01/2030        5,527
     11,700   Port of Oakland                                         4.50      5/01/2032       12,804
      2,385   Port of Seattle                                         3.00      8/01/2015        2,419
      4,350   Port of Seattle                                         4.00      8/01/2016        4,573
                                                                                            ----------
                                                                                                64,936
                                                                                            ----------
              APPROPRIATED DEBT (0.7%)
      5,600   Brevard County School Board                             1.70      7/01/2017        5,608
      3,250   Jacksonville                                            2.00     10/01/2019        3,296
      3,000   Jacksonville                                            2.37     10/01/2020        3,079
      5,000   Kannapolis                                              7.28      3/01/2027        5,607
      2,000   McLennan County Public Facility                         3.90      6/01/2029        2,084
     10,000   Miami-Dade County School Board                          5.38      5/01/2031       11,620
        435   New Jersey EDA                                          5.18     11/01/2015          440
      6,000   Palm Beach County School Board                          5.40      8/01/2025        7,175
        850   Placentia Yorba Linda USD                               5.40      8/01/2021          945
                                                                                            ----------
                                                                                                39,854
                                                                                            ----------
              CASINOS & GAMING (0.0%)
      6,427   Mashantucket (Western) Pequot Tribe(k)                  7.35      7/01/2026        1,137
                                                                                            ----------
              COMMUNITY SERVICE (0.1%)
      2,750   Art Institute of Chicago                                3.23      3/01/2022        2,896
                                                                                            ----------

================================================================================

40  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                                COUPON                     VALUE
(000)         SECURITY                                                 RATE     MATURITY         (000)
------------------------------------------------------------------------------------------------------
              EDUCATION (0.6%)
$     2,000   Austin Texas Community College District Public Auth.    6.91%     8/01/2035   $    2,804
      9,520   Indiana State                                           2.13      7/15/2019        9,770
      5,000   New Jersey EDA                                          2.42      6/15/2018        5,084
     10,000   New Jersey EDA                                          5.25      9/01/2022       11,652
      1,625   State Public School Building Auth.                      2.84     12/01/2019        1,684
      1,300   State Public School Building Auth.                      4.08     12/01/2023        1,416
      2,000   Torrance USD                                            5.52      8/01/2021        2,347
                                                                                            ----------
                                                                                                34,757
                                                                                            ----------
              ELECTRIC UTILITIES (0.3%)
      5,000   Appling County Dev. Auth                                2.40      1/01/2038(l)     5,086
      5,000   Burke County Dev. Auth.                                 1.25      1/01/2052(l)     5,011
      5,000   Ohio Water Dev. Auth.                                   4.00     12/01/2033(l)     5,394
                                                                                            ----------
                                                                                                15,491
                                                                                            ----------
              ELECTRIC/GAS UTILITIES (0.8%)
     10,000   Cleveland Public Power                                  5.50     11/15/2038       10,792
      2,000   Jackson Energy Auth.                                    2.90      4/01/2022        2,014
      2,745   Jackson Energy Auth.                                    3.05      4/01/2023        2,772
      3,915   Jackson Energy Auth.                                    3.20      4/01/2024        3,994
     10,000   Long Island Power Auth.                                 5.25      5/01/2022       11,296
      2,500   Long Island Power Auth.                                 3.98      9/01/2025        2,663
      2,500   Long Island Power Auth.                                 4.13      9/01/2026        2,704
      6,325   Pedernales Electric Cooperative, Inc.(a)                5.95     11/15/2022        7,387
      4,465   Piedmont Municipal Power Agency                         4.34      1/01/2017        4,602
                                                                                            ----------
                                                                                                48,224
                                                                                            ----------
              GENERAL OBLIGATION (0.9%)
      1,250   City and County of Honolulu                             2.51     11/01/2022        1,288
      5,000   City and County of Honolulu                             2.51     11/01/2022        5,012
        900   City and County of Honolulu                             2.81     11/01/2023          938
        730   City and County of Honolulu                             2.91     11/01/2024          763
        680   City and County of Honolulu                             3.06     11/01/2025          713
        775   City and County of Honolulu                             3.16     11/01/2026          815
        625   City and County of Honolulu                             3.26     11/01/2027          656
        690   City and County of Honolulu                             3.36     11/01/2028          721
      1,250   Las Virgenes USD                                        5.54      8/01/2025        1,432
      2,200   Marin County (INS)                                      4.89      8/01/2016        2,313
      4,250   Riverside Community College District                    3.49      8/01/2023        4,550
      3,000   Riverside Community College District                    3.61      8/01/2024        3,224
      1,800   State of Mississippi                                    2.83     12/01/2024        1,876
      2,000   State of Mississippi                                    3.03     12/01/2025        2,079
     10,000   State of Washington                                     5.25      2/01/2036       11,863
     10,000   Town of Stratford                                       5.75      8/15/2030       11,660
                                                                                            ----------
                                                                                                49,903
                                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                  MARKET
AMOUNT                                                       COUPON                         VALUE
(000)         SECURITY                                        RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------
              HOSPITAL (0.2%)
$    10,000   Rochester Health Care Facilities               4.50%     11/15/2038(l)  $    11,886
                                                                                      -----------
              SALES TAX (0.1%)
      3,500   Arizona School Facilities Board                2.38       9/01/2019           3,609
                                                                                      -----------
              SEMICONDUCTORS (0.0%)
      1,250   Sandoval County                                2.32       6/01/2019           1,281
      1,000   Sandoval County                                2.72       6/01/2020           1,051
                                                                                      -----------
                                                                                            2,332
                                                                                      -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.7%)
      9,000   Colony Local Dev. Corp. (INS)                  4.38      10/01/2033           9,424
      5,000   Maine Municipal Bond Bank                      4.25       6/01/2023           5,428
      5,000   New Jersey Transportation Trust Fund Auth.     1.76      12/15/2018           4,945
      3,320   New Jersey Transportation Trust Fund Auth.     5.50      12/15/2022           3,979
      5,000   New York City Transitional Finance Auth.       5.00       2/01/2035           5,818
      7,000   New York MTA (ETM)                             1.47       7/01/2018           6,998
      5,000   Transportation Trust Fund Auth. (INS)          5.25      12/15/2022           6,043
                                                                                      -----------
                                                                                           42,635
                                                                                      -----------
              TOLL ROADS (0.1%)
      2,185   New Jersey Turnpike Auth. (INS)                4.25       1/01/2016           2,241
      3,000   North Texas Tollway Auth.                      5.00       9/01/2031           3,550
                                                                                      -----------
                                                                                            5,791
                                                                                      -----------
              WATER/SEWER UTILITY (0.4%)
      5,000   Houston Utility System                         5.00      11/15/2033           5,873
     10,825   New York Municipal Water Finance Auth.         5.25       6/15/2040          12,477
      2,500   Tohopekaliga Water Auth.                       5.25      10/01/2036           2,977
                                                                                      -----------
                                                                                           21,327
                                                                                      -----------
              Total Municipal Bonds (cost: $316,718)                                      344,778
                                                                                      -----------

-------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (3.5%)

              COMMON STOCKS (1.6%)

              CONSUMER STAPLES (0.1%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.1%)
     40,000   Kimberly-Clark Corp.                                                          4,318
                                                                                      -----------

================================================================================

42  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
     41,780   Chevron Corp.                                                    $    4,284
     80,000   Royal Dutch Shell plc ADR "A"                                         4,916
                                                                               ----------
                                                                                    9,200
                                                                               ----------
              Total Energy                                                          9,200
                                                                               ----------
              FINANCIALS (0.6%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
    202,000   Prospect Capital Corp.                                                1,667
                                                                               ----------
              DIVERSIFIED BANKS (0.1%)
     50,000   Bank of Montreal                                                      2,874
     50,000   Canadian Imperial Bank of Commerce                                    3,471
                                                                               ----------
                                                                                    6,345
                                                                               ----------
              REGIONAL BANKS (0.1%)
    303,836   KeyCorp                                                               3,947
    402,414   Regions Financial Corp.                                               3,501
                                                                               ----------
                                                                                    7,448
                                                                               ----------
              REITs - MORTGAGE (0.3%)
     89,000   American Capital Agency Corp.                                         1,918
    270,000   Annaly Capital Management, Inc.                                       2,851
    160,000   Hatteras Financial Corp.                                              2,909
    544,700   MFA Financial, Inc.                                                   4,270
    412,400   Two Harbors Investment Corp.                                          4,256
                                                                               ----------
                                                                                   16,204
                                                                               ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    400,000   People's United Financial, Inc.                                       5,628
                                                                               ----------
              Total Financials                                                     37,292
                                                                               ----------
              HEALTH CARE (0.1%)
              ------------------
              HEALTH CARE SUPPLIES (0.0%)
      5,000   Halyard Health, Inc.                                                    223
                                                                               ----------
              PHARMACEUTICALS (0.1%)
    119,300   Merck & Co., Inc.                                                     7,191
                                                                               ----------
              Total Health Care                                                     7,414
                                                                               ----------
              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.1%)
    150,000   General Electric Co.                                                  3,584
                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
(000)/SHARES  SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SEMICONDUCTORS (0.1%)
    125,000   Intel Corp.                                                                 $   4,130
                                                                                          ---------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    128,050   AT&T, Inc.                                                                      4,215
     21,000   Verizon Communications, Inc.                                                      960
                                                                                          ---------
                                                                                              5,175
                                                                                          ---------
              Total Telecommunication Services                                                5,175
                                                                                          ---------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
    152,000   Southern Co.                                                                    7,709
                                                                                          ---------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    325,000   AES Corp.                                                                       3,972
                                                                                          ---------
              MULTI-UTILITIES (0.1%)
    200,000   CMS Energy Corp.                                                                7,546
     15,200   Dominion Resources, Inc.                                                        1,169
                                                                                          ---------
                                                                                              8,715
                                                                                          ---------
              Total Utilities                                                                20,396
                                                                                          ---------
              Total Common Stocks (cost: $78,693)                                            91,509
                                                                                          ---------
              PREFERRED STOCKS (1.9%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
    200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                    5,621
    172,520   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)     18,821
                                                                                          ---------
                                                                                             24,442
                                                                                          ---------
              Total Consumer Staples                                                         24,442
                                                                                          ---------
              FINANCIALS (1.2%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
     80,000   Citigroup Capital XIII, 7.88%                                                   2,127
                                                                                          ---------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     $5,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                  4,988
                                                                                          ---------
              REGIONAL BANKS (0.2%)
     10,800   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                        11,013
                                                                                          ---------
              REITs - INDUSTRIAL (0.4%)
    344,500   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual(d)           21,703
                                                                                          ---------

================================================================================

44  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              REITs - OFFICE (0.1%)
    200,000   Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual             $   5,189
                                                                                          ---------
              REITs - RESIDENTIAL (0.4%)
    142,500   Equity Residential Properties Trust, depositary shares, Series K,
               8.29%, cumulative redeemable, perpetual                                        9,307
    250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable,
               perpetual                                                                     17,320
                                                                                          ---------
                                                                                             26,627
                                                                                          ---------
              Total Financials                                                               71,647
                                                                                          ---------
              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
      3,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative
               redeemable, perpetual(a)                                                       3,200
                                                                                          ---------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    200,000   Entergy Texas, Inc., 5.63%                                                      5,303
     50,000   Southern California Edison, Series D, 6.50%, cumulative
               redeemable, perpetual                                                          5,362
                                                                                          ---------
                                                                                             10,665
                                                                                          ---------
              Total Utilities                                                                10,665
                                                                                          ---------
              Total Preferred Stocks (cost: $92,579)                                        109,954
                                                                                          ---------
              Total Equity Securities (cost: $171,272)                                      201,463
                                                                                          ---------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON
(000)                                                            RATE      MATURITY
---------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (7.4%)

              COMMERCIAL PAPER (7.3%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              PACKAGED FOODS & MEAT (0.4%)
$    22,500   McCormick & Co., Inc.(a),(m)                       0.20%    2/27/2015          22,497
                                                                                          ---------
              ENERGY (0.4%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
     25,000   BP Capital Markets plc(a),(m)                      0.13     2/11/2015          24,999
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                             COUPON                     VALUE
(000)         SECURITY                                              RATE     MATURITY         (000)
---------------------------------------------------------------------------------------------------
              FINANCIALS (2.6%)
              -----------------
              ASSET-BACKED FINANCING (1.4%)
   $ 25,000   Govco, LLC(a),(m)                                     0.13%    2/11/2015   $   24,999
     16,502   Hannover Funding Co., LLC(a),(m)                      0.15     2/05/2015       16,502
     21,166   Hannover Funding Co., LLC(a),(m)                      0.17     2/09/2015       21,165
     15,000   Hannover Funding Co., LLC(a),(m)                      0.18     3/12/2015       14,997
                                                                                         ----------
                                                                                             77,663
                                                                                         ----------
              SPECIALIZED FINANCE (1.2%)
      5,497   Intercontinental Exchange, Inc.(a),(m)                0.19     2/17/2015        5,497
     15,550   Intercontinental Exchange, Inc.(a),(m)                0.13     2/26/2015       15,549
     22,383   National Rural Utilities Cooperative Finance Corp.    0.13     2/13/2015       22,382
     25,000   National Rural Utilities Cooperative Finance Corp.    0.14     2/19/2015       24,998
                                                                                         ----------
                                                                                             68,426
                                                                                         ----------
              Total Financials                                                              146,089
                                                                                         ----------
              HEALTH CARE (0.7%)
              ------------------
              PHARMACEUTICALS (0.7%)
     40,000   Merck & Co., Inc.(a),(m)                              0.13     2/13/2015       39,999
                                                                                         ----------
              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL MACHINERY (0.1%)
      5,422   Stanley Black & Decker, Inc.(a),(m)                   0.25     2/05/2015        5,422
                                                                                         ----------
              UTILITIES (3.1%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
     18,970   Florida Power & Light Co.                             0.17     2/04/2015       18,970
     22,911   Florida Power & Light Co.                             0.20     2/10/2015       22,910
                                                                                         ----------
                                                                                             41,880
                                                                                         ----------
              GAS UTILITIES (1.8%)
     24,500   Atmos Energy Corp.(a),(m)                             0.31     2/03/2015       24,500
     10,000   Atmos Energy Corp.(a),(m)                             0.32     2/12/2015        9,999
     13,408   Northern Illinois Gas Co.                             0.30     2/03/2015       13,408
      9,000   Peoples Gas Light & Coke Co.                          0.28     2/02/2015        9,000
     22,969   Peoples Gas Light & Coke Co.                          0.27     2/03/2015       22,969
     20,000   Peoples Gas Light & Coke Co.                          0.28     2/10/2015       19,998
                                                                                         ----------
                                                                                             99,874
                                                                                         ----------
              MULTI-UTILITIES (0.6%)
     20,000   San Diego Gas & Electric Co.(a),(m)                   0.18     2/06/2015       19,999
     13,000   San Diego Gas & Electric Co.(a),(m)                   0.18     2/23/2015       12,999
                                                                                         ----------
                                                                                             32,998
                                                                                         ----------
              Total Utilities                                                               174,752
                                                                                         ----------
              Total Commercial Paper                                                        413,758
                                                                                         ----------

================================================================================

46  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)         SECURITY                                              RATE    MATURITY            (000)
-----------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (0.1%)

              ENERGY (0.1%)
              -------------
              OIL & GAS REFINING & MARKETING (0.1%)
  $   5,000   Port of Port Arthur Navigation District               0.12%   12/01/2039     $    5,000
                                                                                           ----------
              Total Money Market Instruments (cost: $418,756)                                 418,758
                                                                                           ----------

              TOTAL INVESTMENTS (COST: $5,319,929)                                         $5,658,417
                                                                                           ==========

-----------------------------------------------------------------------------------------------------
($ in 000s)                                           VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                            (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                        QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                    IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS              INPUTS          INPUTS       TOTAL
-----------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                      $      -          $2,430,199              $-  $2,430,199
  Eurodollar and Yankee Obligations                 -             802,763               -     802,763
  Foreign Government Obligations                    -              29,748               -      29,748
  Asset-Backed Securities                           -             201,329               -     201,329
  Commercial Mortgage Securities                    -             483,914               -     483,914
  U.S. Government Agency Issues                     -             149,386               -     149,386
  U.S. Treasury Securities                    596,079                   -               -     596,079
  Municipal Bonds                                   -             344,778               -     344,778
Equity Securities:
  Common Stocks                                91,509                   -               -      91,509
  Preferred Stocks                                  -             109,954               -     109,954
Money Market Instruments:
  Commercial Paper                                  -             413,758               -     413,758
  Variable-Rate Demand Notes                        -               5,000               -       5,000
-----------------------------------------------------------------------------------------------------
Total                                        $687,588          $4,970,829              $-  $5,658,417
-----------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  47

================================================================================

                                                                      COMMERCIAL
                                                                        MORTGAGE
                                                                      SECURITIES
--------------------------------------------------------------------------------
Balance as of July 31, 2014                                              $ 6,695
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                 (6,695)
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation of investments              -
--------------------------------------------------------------------------------
Balance as of January 31, 2015                                           $     -
--------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, commercial mortgage securities with a fair value of $6,695,000 were transferred from Level 3 to Level 2 as a result of this security being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

48  | USAA INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.7% of net assets at January 31, 2015.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

   VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

50  | USAA INCOME FUND

================================================================================

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   CAD        Canadian dollars

   CLO        Collateralized Loan Obligation

   EDA        Economic Development Authority

   ETM        Escrowed to final maturity

   MTA        Metropolitan Transportation Authority

   REIT       Real estate investment trust

   Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

   USD        Unified School District

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Berkshire Hathaway Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  51

================================================================================

   (NGBA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at January 31, 2015.

   (d) At January 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

   (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2015, was $32,254,000, which represented 0.6% of the Fund's net assets.

   (f) Security was fair valued at January 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The

================================================================================

52  | USAA INCOME FUND

================================================================================

       total value of all such securities was $7,500,000, which represented 0.1% of the Fund's net assets.

   (g) At January 31, 2015, the issuer was in default with respect to interest and/or principal payments.

   (h) In U.S. dollars unless otherwise noted.

   (i) At January 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $7,500,000, all of which were when-issued.

   (j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
       GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  53

================================================================================

   (k) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

   (l) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   (m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (n) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   See accompanying notes to financial statements.

================================================================================

54  | USAA INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $5,319,929)             $5,658,417
   Cash                                                                             4,080
   Receivables:
      Capital shares sold                                                           7,906
      Dividends and interest                                                       49,793
      Securities sold                                                               1,121
                                                                               ----------
           Total assets                                                         5,721,317
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                         11,500
      Capital shares redeemed                                                       3,252
   Accrued management fees                                                            945
   Accrued transfer agent's fees                                                      160
   Other accrued expenses and payables                                                212
                                                                               ----------
           Total liabilities                                                       16,069
                                                                               ----------
              Net assets applicable to capital shares outstanding              $5,705,248
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $5,378,080
   Overdistribution of net investment income                                      (13,825)
   Accumulated net realized gain on investments                                     2,514
   Net unrealized appreciation of investments                                     338,488
   Net unrealized depreciation of foreign currency translations                        (9)
                                                                               ----------
              Net assets applicable to capital shares outstanding              $5,705,248
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $3,349,938/249,663
       shares outstanding)                                                     $    13.42
                                                                               ==========
      Institutional Shares (net assets of $2,200,082/164,066
       shares outstanding)                                                     $    13.41
                                                                               ==========
      Adviser Shares (net assets of $155,228/11,597 shares outstanding)        $    13.39
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  55

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $46)                     $  5,616
   Interest                                                               98,229
                                                                        --------
             Total income                                                103,845
                                                                        --------
EXPENSES
   Management fees                                                         5,775
   Administration and servicing fees:
        Fund Shares                                                        2,329
        Institutional Shares                                               1,076
        Adviser Shares                                                        70
   Transfer agent's fees:
        Fund Shares                                                        2,123
        Institutional Shares                                               1,076
        Adviser Shares                                                        45
   Distribution and service fees (Note 6E):
        Adviser Shares                                                       117
   Custody and accounting fees:
        Fund Shares                                                          177
        Institutional Shares                                                 119
        Adviser Shares                                                         6
   Postage:
        Fund Shares                                                           93
        Institutional Shares                                                 107
        Adviser Shares                                                         3
   Shareholder reporting fees:
        Fund Shares                                                           41
        Institutional Shares                                                  10
        Adviser Shares                                                         1
   Trustees' fees                                                             12
   Registration fees:
        Fund Shares                                                           54
        Institutional Shares                                                  46
        Adviser Shares                                                        23
   Professional fees                                                         128
   Other                                                                      43
                                                                        --------
             Total expenses                                               13,474
                                                                        --------
NET INVESTMENT INCOME                                                     90,371
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
        Unaffiliated transactions                                          2,955
        Affiliated transactions (Note 8)                                     524
        Foreign currency transactions                                        (21)
   Change in net unrealized appreciation/depreciation of:
        Investments                                                       68,912
        Foreign currency translations                                         (7)
                                                                        --------
             Net realized and unrealized gain                             72,363
                                                                        --------
   Increase in net assets resulting from operations                     $162,734
                                                                        ========

See accompanying notes to financial statements.

================================================================================

56  | USAA INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

--------------------------------------------------------------------------------

                                                                      1/31/2015      7/31/2014
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $   90,371     $  166,353
   Net realized gain on investments                                       3,479         16,077
   Net realized loss on foreign currency transactions                       (21)           (15)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                       68,912         66,199
       Foreign currency translations                                         (7)            (3)
                                                                     -------------------------
   Increase in net assets resulting from operations                     162,734        248,611
                                                                     -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                      (60,138)      (104,800)
       Institutional Shares                                             (42,182)       (77,115)
       Adviser Shares                                                    (1,874)          (409)
                                                                     -------------------------
            Total distributions of net investment income               (104,194)      (182,324)
                                                                     -------------------------
   Net realized gains:
       Fund Shares                                                       (1,257)          (877)
       Institutional Shares                                                (845)          (614)
       Adviser Shares                                                       (47)            (2)
                                                                     -------------------------
            Total distributions of net realized gains                    (2,149)        (1,493)
                                                                     -------------------------
   Distributions to shareholders                                       (106,343)      (183,817)
                                                                     -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                          457,385        162,930
   Institutional Shares                                                  80,144        222,974
   Adviser Shares                                                       111,324         36,665
                                                                     -------------------------
            Total net increase in net assets from capital
                share transactions                                      648,853        422,569
                                                                     -------------------------
   Net increase in net assets                                           705,244        487,363

NET ASSETS
   Beginning of period                                                5,000,004      4,512,641
                                                                     -------------------------
   End of period                                                     $5,705,248     $5,000,004
                                                                     =========================
Overdistribution of net investment income:
   End of period                                                     $  (13,825)    $       (2)
                                                                     =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  57

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek maximum current income without undue risk to principal.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may

================================================================================

58  | USAA INCOME FUND

================================================================================

approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

       the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

60  | USAA INCOME FUND

================================================================================

    4. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in
   Note 1A3. Additionally, bonds, except U.S. Treasury securities, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, valued at amortized cost.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

62  | USAA INCOME FUND

================================================================================

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

       The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

       Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $7,500,000, of which all were when-issued securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $13,000, which represents 7.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

================================================================================

64  | USAA INCOME FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $682,077,000 and $215,934,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $376,204,000 and $37,716,000, respectively, resulting in net unrealized appreciation of $338,488,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED         YEAR ENDED
                                        JANUARY 31, 2015         JULY 31, 2014
----------------------------------------------------------------------------------
                                     SHARES     AMOUNT        SHARES      AMOUNT
----------------------------------------------------------------------------------
   FUND SHARES:
   Shares sold                      47,678     $634,438       42,145     $554,932
   Shares issued from
    reinvested dividends             4,366       57,954        7,511       98,660
   Shares redeemed                 (17,662)    (235,007)     (37,395)    (490,662)
                                   ----------------------------------------------
   Net increase from
    capital share transactions      34,382     $457,385       12,261     $162,930
                                   ==============================================
   INSTITUTIONAL SHARES:
   Shares sold                      19,671     $261,649       39,002     $512,393
   Shares issued from
    reinvested dividends             3,182       42,214        5,787       76,003
   Shares redeemed                 (16,825)    (223,719)     (27,869)    (365,422)
                                   ----------------------------------------------
   Net increase from
    capital share transactions       6,028     $ 80,144       16,920     $222,974
                                   ==============================================
   ADVISER SHARES:
   Shares sold                       8,980     $119,187        2,801     $ 37,192
   Shares issued from
    reinvested dividends               137        1,818           17          221
   Shares redeemed                    (730)      (9,681)         (57)        (748)
                                   ----------------------------------------------
   Net increase from
    capital share transactions       8,387     $111,324        2,761     $ 36,665
                                   ==============================================

================================================================================

66  | USAA INCOME FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. For the six-month period ended January 31, 2015, there were no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

    period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $5,775,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(427,000), $(215,000), and $(4,000),
    respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.03)%, (0.02)%, and (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,329,000, $1,076,000, and $70,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $84,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

68  | USAA INCOME FUND

================================================================================

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Adviser Shares for all expenses in excess of that amount. Effective December 1, 2014, the Manager terminated this agreement for the Adviser Shares. For the six-month period ended January 31, 2015, the Fund did not incur any reimbursable expenses.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,123,000, $1,076,000, and $45,000, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $117,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.7
USAA Target Retirement Income Fund                                      0.7
USAA Target Retirement 2020 Fund                                        1.1
USAA Target Retirement 2030 Fund                                        1.3
USAA Target Retirement 2040 Fund                                        0.6
USAA Target Retirement 2050 Fund                                        0.1
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.01%.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2015, USAA and its affiliates owned 387,000 shares which represent 3.3% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

70  | USAA INCOME FUND

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2015, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                   NET REALIZED
                                                    COST TO       GAIN (LOSS) TO
SELLER                     PURCHASER               PURCHASER         SELLER
--------------------------------------------------------------------------------
USAA Income Fund         USAA Short-Term
                          Bond Fund               $10,520,000        $524,000
USAA Global Managed
 Volatility Fund         USAA Income Fund           1,057,000         159,000
USAA High Income Fund    USAA Income Fund           5,040,000          42,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                              YEAR ENDED JULY 31,
                           -------------------------------------------------------------------------------------------
                                 2015            2014             2013              2012           2011           2010
                           -------------------------------------------------------------------------------------------
Net asset value at
 beginning of period       $    13.28      $    13.10       $    13.43        $    13.05     $    12.78     $    11.86
                           -------------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .22             .51              .49               .49            .52            .59
 Net realized and
  unrealized gain (loss)          .19             .18             (.32)              .38            .27            .92
                           -------------------------------------------------------------------------------------------
Total from investment
 operations                       .41             .69              .17               .87            .79           1.51
                           -------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.26)           (.51)            (.47)             (.49)          (.52)          (.59)
 Realized capital gains          (.01)           (.00)(c)         (.03)                -              -              -
                           -------------------------------------------------------------------------------------------
Total distributions              (.27)           (.51)            (.50)             (.49)          (.52)          (.59)
                           -------------------------------------------------------------------------------------------
Net asset value at end
 of period                 $    13.42      $    13.28       $    13.10        $    13.43     $    13.05     $    12.78
                           ===========================================================================================
Total return (%)*                3.07            5.43             1.30              6.85           6.34          13.00(b)
Net assets at end
 of period (000)           $3,349,938      $2,859,427       $2,659,263        $3,570,505     $3,144,378     $2,628,381
Ratios to average
 net assets:**
 Expenses (%)(a)                  .53(d)          .59              .58               .59            .61            .63(b)
 Net investment
   income (%)                    3.35(d)         3.55             3.53              3.75           4.09           4.80
Portfolio turnover (%)              4              14               24                19             19             12

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $3,083,958,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -               -             (.00%)(+)         (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by 0.02%. This decrease is excluded from the expense ratio in the
    Financial Highlights table.
(c) Represents less than $0.01 per share.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

72  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                            YEAR ENDED JULY 31,
                           -----------------------------------------------------------------------------------------
                                 2015            2014             2013            2012           2011           2010
                           -----------------------------------------------------------------------------------------
Net asset value at
 beginning of period       $    13.28      $    13.09       $    13.42        $  13.04       $  12.78       $  11.86
                           -----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .22             .53              .48             .51            .56            .62
 Net realized and
  unrealized gain (loss)          .17             .19             (.29)            .38            .25            .92
                           -----------------------------------------------------------------------------------------
Total from
 investment operations            .39             .72              .19             .89            .81           1.54
                           -----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.25)           (.53)            (.49)           (.51)          (.55)          (.62)
 Realized capital gains          (.01)           (.00)(a)         (.03)              -              -              -
                           -----------------------------------------------------------------------------------------
Total distributions              (.26)           (.53)            (.52)           (.51)          (.55)          (.62)
                           -----------------------------------------------------------------------------------------
Net asset value at end
 of period                 $    13.41      $    13.28       $    13.09        $  13.42       $  13.04       $  12.78
                           =========================================================================================
Total return (%)*                3.04            5.63             1.42            6.98           6.50          13.27
Net assets at end
 of period (000)           $2,200,082      $2,098,035       $1,847,503        $685,149       $318,276       $190,659
Ratios to average
 net assets:**
 Expenses (%)(b)                  .45(d)          .48              .47             .48            .38(c)         .38(c)
 Net investment
  income (%)                     3.43(d)         3.65             3.63            3.81           4.30           4.92
Portfolio turnover (%)              4              14               24              19             19             12

 *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $2,134,850,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                    -               -             (.00%)(+)       (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to December 10, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.40% of the Institutional
    Shares' average net assets.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  73

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED                                                     PERIOD ENDED
                             JANUARY 31,                 YEAR ENDED JULY 31,                  JULY 31,***
                           ------------------------------------------------------------------------------
                               2015           2014            2013              2012           2011
                           ------------------------------------------------------------------------------
Net asset value at
 beginning of period       $  13.25        $ 13.08          $13.41            $13.03         $12.77
                           ------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income          .21            .37(a)          .43               .46            .49(a)
 Net realized and
  unrealized gain (loss)        .20            .28(a)         (.30)              .38            .27(a)
                           ------------------------------------------------------------------------
Total from investment
 operations                     .41            .65(a)          .13               .84            .76(a)
                           ------------------------------------------------------------------------
Less distributions from:
 Net investment income         (.26)          (.48)           (.43)             (.46)          (.50)
 Realized capital gains        (.01)          (.00)(b)        (.03)                -              -
                           ------------------------------------------------------------------------
Total distributions            (.27)          (.48)           (.46)             (.46)          (.50)
                           ------------------------------------------------------------------------
Net asset value at
 end of period             $  13.39        $ 13.25          $13.08            $13.41         $13.03
                           ========================================================================
Total return (%)*              2.97           5.11             .99              6.55           6.05
Net assets at
  end of period (000)      $155,228        $42,542          $5,875            $5,880         $5,469
Ratios to average
 net assets:**
 Expenses (%)(d)                .80(c),(e)     .88             .90               .90            .90(c)
 Expenses, excluding
   reimbursements (%)(d)        .80(c)         .88            1.08              1.12           1.62(c)
 Net investment income (%)     3.05(c)        3.13            3.21              3.45           3.82(c)
Portfolio turnover (%)            4             14              24                19             19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $94,030,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                  -           (.00%)(+)       (.00%)(+)         (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(e) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares'
    average net assets.

================================================================================

74  | USAA INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                           EXPENSE EXAMPLE |  75

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING              ENDING                DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE           AUGUST 1, 2014 -
                                         AUGUST 1, 2014      JANUARY 31, 2015          JANUARY 31, 2015
                                         --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,030.66                  $2.71

Hypothetical
 (5% return before expenses)                1,000.00               1,022.53                   2.70

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,030.37                   2.30

Hypothetical
 (5% return before expenses)                1,000.00               1,022.94                   2.29

ADVISER SHARES
Actual                                      1,000.00               1,029.65                   4.09

Hypothetical
 (5% return before expenses)                1,000.00               1,021.17                   4.08

*Expenses are equal to the annualized expense ratio of 0.53% for Fund Shares, 0.45% for Institutional Shares, and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.07% for Fund Shares, 3.04% for Institutional Shares, and 2.97% for Adviser Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

76  | USAA INCOME FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT usaa.com                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA       We know what it means to serve.(R)             10%

   =============================================================================
   23424-0315                                (C)2015, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance  Committee   selects and nominates  candidates for
membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified
in fund disclosure  documents or as received by   AMCO or  a fund officer.  Any
recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise;
affiliations;  experience   relating to  serving on the  Board; and references.
The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.














                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.